UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

135 East 57th Street

6th Floor

New York, NY 10022

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: September 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

4	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

5	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

6	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

7	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

8	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

9	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

10	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

11	Transparent Value Dow Jones RBP® Directional Allocation Index Fund

12	DISCLOSURE OF FUND EXPENSES

16	SCHEDULE OF INVESTMENTS

16	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

18	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

20	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

22	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

24	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

26	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

28	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

30	Transparent Value Dow Jones RBP® Directional Allocation Index Fund

31	STATEMENTS OF ASSETS AND LIABILITIES

33	STATEMENTS OF OPERATIONS

35	STATEMENTS OF CHANGES IN NET ASSETS

44	FINANCIAL HIGHLIGHTS

52	NOTES TO FINANCIAL STATEMENTS

67	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

68	ADDITIONAL INFORMATION

Shareholder Letter
September 30, 2012 (Unaudited)

Dear Shareholder,

At Transparent Value, we believe successful equity investing is not about choosing a growth or value investment style. It is not about sector rotation or market timing. And it certainly is not about trying to predict future stock winners. Instead, we think effective stock selection revolves around answering a simple question: Can management deliver the Required Business Performance® (RBP®) necessary to support the stock price?

To represent the potential of the RBP® Methodology, Dow Jones launched the Dow Jones RBP® Directional Indexes (Aggressive, Market, and Defensive) in partnership with Transparent Value in 2009. These indexes can be used individually to express market views. They also form the basis of our new Dow Jones RBP® Directional Allocation Index, which systematically rebalances underlying exposure to each aforementioned index based on changing market environments. This master index applies a rules-based analysis using quantitative indicators to determine the appropriate market exposure for the current economic environment.

In June of 2012 we launched a new mutual fund, Transparent Value Dow Jones RBP Directional Allocation Index Fund that is designed to track the Dow Jones RBP U.S. Directional Allocation IndexSM, offering investors a way to gain direct exposure to Transparent Value’s proprietary RBP® methodology combined with a disciplined market outlook overlay. The Index’s objective is to provide consistent long-term, risk adjusted outperformance with the goal of capturing more upside in rising equity markets and limiting the downside - including up to 100% cash allocation - during market downturns.

Whether building a portfolio nest egg or managing longevity risk post-retirement, Transparent Value’s newest mutual fund may potentially offer investors an effective way to manage the retirement challenge caused by today’s ever changing economic environment.

Sincerely,

Armen Arus

President, Transparent Value Trust

Annual Report | September 30, 2012	1

Manager Commentary
September 30, 2012 (Unaudited)

The one year return for the U.S. broad market as measured by Dow Jones U.S. Large-Cap Total Stock Market IndexSM was an impressive 30.0% as of September 30, 2012. The primary catalyst behind the strong market performance has been not one, but two major policy initiatives by Ben Bernanke and the Federal Reserve (“Fed”) during the last year, and numerous policy moves by the European Central Bank (“ECB”). In total these actions have contributed to historically low lending rates and significant liquidity.

In the U.S. operation twist, sought to manipulate the yield curve through buying 10-year notes and selling shorter duration bonds. More recently, the Fed announced their third round of quantitative easing (“QE3”). For nearly a year we have been discussing the eventuality of QE3 explicitly linking the action to the stubbornly high U.S. Unemployment rate.

From our second quarter commentary we noted:

The Federal Reserve Act of Congress tasked the new agency with two key objectives: maximize employment, and ensure price stability. Note prices, as indicated by the Consumer Price Index (“CPI”), are very near to their long term average of around 2.5%. Unemployment on the other hand is a different story entirely. The current unemployment rate of 8.2% is more than three standard deviations above the pre-crisis average of around 5%. Expect the Fed to accept more inflation in an attempt to bring down the unemployment rate.

As we anticipated, the Fed’s unlimited bond buying program QE3 was linked to the labor market, and the pledge of near zero rates was extended though the middle of 2015. Also unique in the Fed’s announcement was the decision to purchase mortgage debt - at a rate of $40 billion per month. By targeting the housing market the Fed is attempting to hone its intervention more so than by simply buying treasuries of varying duration. This should bode well for the housing market which historically has been a key component in job growth during economic expansions.

While markets temporarily cheer further easing of monetary policy one wonders what constraints are associated with an unlimited policy announcement – what more is there after unlimited action? The decision to embark upon such bold policy prior to the Presidential elections seemed unnecessary. The Fed might want that bullet back, especially if congressional negotiations around the ‘fiscal cliff’ go as well as they did during the summer of 2011. That said, Dr. Bernanke has proven time and again he is one of the most creative Fed Chairmen ever, he can always buy houses directly.

While U.S. Bankers continued to take decisive steps, the more significant development over the last twelve months was some much improved responsiveness from European policy makers. The list of political maneuvers included: a negotiated default, a massive bank bailout, and a backstop for sovereign debt.

As was anxiously hoped for by the global community the Greek government announced that it had approved further austerity measures and agreed upon a debt swap. The 100 billion euro of debt Greek citizens would be relieved from paying was not material. What was impactful was the global realization that, by all accounts, a Greek ‘default’ could be conducted without financial markets crashing to a halt. Helping to ensure the debt restructuring went smoothly, the ECB announced a second installment of the long term refinancing operation (“LTRO”). In the second tranche a reported 529 billion euro was injected into 800 banks in the form of cheap three year loans.

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Manager Commentary
September 30, 2012 (Unaudited)

After paying much lip service to the Euro Mario Draghi, the President of the ECB, in September announced a plan enabling his organization to purchase unlimited quantities of European debt. These transactions would be conducted in the secondary market and would be focused on euro zone countries’ short-term bonds. The head of the Organisation for Economic Co-operation and Development enthusiastically described the announcement as, “your bazooka the muscle and firepower is awesome because theoretically it is unlimited.”

As with prior Draghi announcements there was a clear focus on strong language, but little in the way of actionable steps. This fact was underscored by the need for Germany’s Supreme Court to rule on the constitutionality of the permanent rescue fund. While Draghi’s plan was ultimately upheld by the courts the message was clear, Germany is far from enthusiastic about footing the bill to aid their disparate neighbors. Funding is not the only problem, there is little enthusiasm on the part of borrowers as well. In making his announcement Draghi warned ECB that assistance in sovereign debt markets would have similar fiscal reform conditions that have plagued Greece and Ireland when they received bailouts. So austerity in the euro zone will be living on. Already Italy’s Prime Minister Mario Monti has said it is ‘premature’ to say Italy would decide to apply to the ECB program.

Operation Twist: The name given to a Federal Reserve monetary policy operation that involves the purchase and sale of bonds. “Operation Twist” describes a monetary process where the Fed buys and sells short-term and long-term bonds depending on their objective. For example, in September 2011, the Fed performed Operation Twist in an attempt to lower long-term interest rates.

Quantitative Easing: A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital, in an effort to promote increased lending and liquidity.

Consumer Price Index – CPI: A measure that examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. The CPI is calculated by taking price changes for each item in the predetermined basket of goods and averaging them; the goods are weighted according to their importance. Changes in CPI are used to assess price changes associated with the cost of living.

Standard Deviation: A measure of variance from the mean; a lower number signifies lower volatility.

Sovereign Debt: Bonds issued by a national government in a foreign currency, in order to finance the issuing country’s growth. Sovereign debt is generally a riskier investment when it comes from a developing country, and a safer investment when it comes from a developed country. The stability of the issuing government is an important factor to consider, when assessing the risk of investing in sovereign debt, and sovereign credit ratings help investors weigh this risk.

Transparent Value investment methodology bases portfolio construction on stock selection, and does not make explicit sector allocations. It is the aggregate selection of individual securities that results in sector overweights and underweights. Please see the respective fund’s offering documents for further information and full disclosure of the fund’s investment objectives.

Annual Report | September 30, 2012	3

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Aggressive Index Fund (“Fund”) Class F-1 returned 18.08% over the year ending September 30, 2012. This return represents underperformance of -11.89% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Materials sector. The greatest detractor to fund alpha came from the Information Technology sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of September 30, 2012
Basic Materials	6.58%
Consumer Goods	9.61%
Consumer Services	18.70%
Financials	9.56%
Health Care	8.29%
Industrials	18.81%
Oil & Gas	7.27%
Technology	18.01%
Telecommunications	2.22%
ETF’s	0.75%
Other Assets in Excess of Liabilities	0.20%
Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	2.23%	5.83%	7.34%	18.18%	2.36%
Fund – Class C	2.05%	5.44%	6.73%	17.38%	-6.31%****
Fund – Class F-1	2.22%	5.69%	7.30%	18.08%	2.38%
Fund – Class I	2.21%	5.78%	7.49%	18.39%	-4.74%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

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Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Defensive Index Fund (“Fund”) Class F-1 returned 23.73% over the year ending September 30, 2012. This return represents underperformance of -6.24% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Energy sector. The greatest detractor to fund alpha came from the Health Care sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2012
Basic Materials	1.80%
Consumer Goods	10.15%
Consumer Services	20.15%
Financials	27.25%
Health Care	13.25%
Industrials	11.61%
Oil & Gas	3.32%
Technology	4.75%
Telecommunications	4.34%
Utilities	2.65%
ETF’S	0.36%
Other Assets in Excess of Liabilities	0.37%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	2.10%	3.84%	12.26%	23.60%	9.65%
Fund – Class C	2.01%	3.65%	11.72%	22.79%	8.34%****
Fund – Class F-1	2.08%	3.89%	12.34%	23.73%	9.81%
Fund – Class I	2.07%	3.88%	12.50%	24.04%	9.36%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2012	5

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Market Index Fund (“Fund”) Class F-1 returned 24.25% over the year ending September 30, 2012. This return represents underperformance of -5.72% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Energy sector. The greatest detractor to fund alpha came from the Consumer Discretionary sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2012
Basic Materials	2.01%
Consumer Goods	10.32%
Consumer Services	24.75%
Financials	13.85%
Health Care	14.93%
Industrials	20.15%
Oil & Gas	4.73%
Technology	7.47%
Telecommunications	1.10%
ETF’s	0.50%
Other Assets in Excess of Liabilities	0.19%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	2.59%	4.60%	13.09%	24.04%	9.85%
Fund – Class C	2.59%	4.51%	12.56%	23.37%	4.93%****
Fund – Class F-1	2.65%	4.73%	13.25%	24.25%	9.97%
Fund – Class I	2.64%	4.71%	13.40%	24.52%	5.77%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

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Manager Commentary
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Dividend Index Fund (“Fund”) Class I returned 26.41% over the year ending September 30, 2012. This return represents underperformance of -3.56% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Utilities sector. The greatest detractor to fund alpha came from the Industrials sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2012
Basic Materials	3.72%
Consumer Goods	13.86%
Consumer Services	9.56%
Financials	18.12%
Health Care	3.53%
Industrials	25.69%
Oil & Gas	9.48%
Technology	7.47%
Telecommunications	2.77%
Utilities	1.86%
ETF’s	1.94%
Other Assets in Excess of Liabilities	2.00%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	1.82%	5.56%	13.49%	26.02%	6.59%***
Fund – Class C	1.69%	5.34%	12.90%	25.23%	5.96%***
Fund – Class F-1	1.79%	5.51%	13.55%	26.10%	6.80%***
Fund – Class I	1.82%	5.61%	13.82%	26.41%	7.54%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2012	7

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Core Index Fund (“Fund”) Class I returned 26.89% over the year ending September 30, 2012. This return represents underperformance of -3.08% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Financials sector. The greatest detractor to fund alpha came from the Industrials sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2012
Basic Materials	3.68%
Consumer Goods	9.64%
Consumer Services	15.07%
Financials	8.51%
Health Care	6.23%
Industrials	21.17%
Oil & Gas	18.88%
Technology	10.78%
Telecommunications	4.11%
ETF’s	0.91%
Other Assets in Excess of Liabilities	1.02%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	1.96%	6.23%	14.00%	26.38%	6.06%***
Fund – Class C	1.97%	6.16%	13.49%	25.69%	5.41%***
Fund – Class F-1	2.05%	6.32%	14.21%	26.62%	6.28%***
Fund – Class I	2.05%	6.32%	14.33%	26.89%	6.08%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

**Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

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Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Growth Index Fund (“Fund”) Class I returned 23.84% over the year ending September 30, 2012. This return represents underperformance of -7.05% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Telecommunication Services sector. The greatest detractor to fund alpha came from the Consumer Discretionary sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2012
Basic Materials	5.26%
Consumer Goods	9.49%
Consumer Services	20.02%
Financials	4.24%
Health Care	5.90%
Industrials	25.51%
Oil & Gas	17.29%
Technology	10.94%
Telecommunications	1.28%
Other Assets in Excess of Liabilities	0.07%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	1.93%	4.96%	11.96%	23.31%	3.74%***
Fund – Class C	1.84%	4.79%	11.70%	22.66%	3.20%***
Fund – Class F-1	1.82%	4.95%	12.28%	23.52%	3.95%***
Fund – Class I	1.91%	5.03%	12.46%	23.84%	3.93%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2012	9

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S Large-Cap Value Index Fund (“Fund”) Class I returned 28.64% over the year ending September 30, 2012. This return represents underperformance of -0.51% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Industrials sector. The greatest detractor to fund alpha came from the Financials sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2012
Basic Materials	7.21%
Consumer Goods	12.74%
Consumer Services	12.16%
Financials	19.61%
Health Care	6.59%
Industrials	15.02%
Oil & Gas	8.80%
Technology	10.79%
Telecommunications	5.29%
Utilities	0.94%
Other Assets in Excess of Liabilities	0.85%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	1.79%	5.69%	12.88%	28.16%	5.59%***
Fund – Class C	1.71%	5.53%	12.42%	27.35%	4.88%***
Fund – Class F-1	1.80%	5.81%	13.04%	28.34%	5.70%***
Fund – Class I	1.80%	5.80%	13.25%	28.64%	5.46%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

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Manager Commentary
Transparent Value Dow Jones RBP® Directional Allocation Index Fund September 30, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® Directional Allocation Index Fund (“Fund”) Class I returned 6.20% over the year ending September 30, 2012. This period represents less than one year as the fund inception was June 18, 2012. This return represents underperformance of -1.46% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Health Care sector. The greatest detractor to fund alpha came from the Consumer Discretionary sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2012
Basic Materials	2.13%
Consumer Goods	7.46%
Consumer Services	28.47%
Financials	7.57%
Health Care	15.78%
Industrials	17.13%
Oil & Gas	6.46%
Technology	9.48%
Telecommunications	1.86%
Other Assets in Excess of Liabilities	3.66%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	Since Inception**
Fund – Class A	2.21%	5.15%	6.20%
Fund – Class C	2.22%	4.85%	5.90%
Fund – Class F-1	2.31%	5.15%	6.20%
Fund – Class I	2.21%	5.15%	6.20%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2012	11

Disclosure of Fund Expenses
September 30, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2012 through September 30, 2012.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio(a)	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expense Paid During Period April 1, 2012 to September 30, 2012(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
Actual	1.51%	$1,000.00	$939.30	$7.32
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.45	$7.62

Class C
Actual	2.11%	$1,000.00	$934.00	$10.20
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.45	$10.63

Class F-1
Actual	1.36%	$1,000.00	$937.90	$6.59
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.20	$6.86

Class I
Actual	1.11%	$1,000.00	$939.00	$5.38
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.45	$5.60

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
Actual	1.51%	$1,000.00	$1,018.40	$7.62
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.45	$7.62

Class C
Actual	2.11%	$1,000.00	$1,015.80	$10.63
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.45	$10.63

Class F-1
Actual	1.36%	$1,000.00	$1,019.90	$6.87
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.20	$6.86

Class I
Actual	1.11%	$1,000.00	$1,020.70	$5.61
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.45	$5.60

12	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2012 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expense Paid During Period April 1, 2012 to September 30, 2012(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
Actual	1.51%	$1,000.00	$1,000.00	$7.55
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.45	$7.62

Class C
Actual	2.11%	$1,000.00	$996.80	$10.53
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.45	$10.63

Class F-1
Actual	1.36%	$1,000.00	$1,000.80	$6.80
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.20	$6.86

Class I
Actual	1.11%	$1,000.00	$1,001.60	$5.55
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.45	$5.60

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A
Actual	1.50%	$1,000.00	$1,018.70	$7.57
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.50	$7.57

Class C
Actual	2.10%	$1,000.00	$1,014.80	$10.58
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.50	$10.58

Class F-1
Actual	1.35%	$1,000.00	$1,019.00	$6.81
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.25	$6.81

Class I
Actual	1.10%	$1,000.00	$1,020.70	$5.56
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.50	$5.55

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A
Actual	1.51%	$1,000.00	$975.80	$7.46
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.45	$7.62

Class C
Actual	2.11%	$1,000.00	$973.10	$10.41
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.45	$10.63

Class F-1
Actual	1.36%	$1,000.00	$976.80	$6.72
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.20	$6.86

Class I
Actual	1.11%	$1,000.00	$977.60	$5.49
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.45	$5.60

Annual Report | September 30, 2012	13

Disclosure of Fund Expenses
September 30, 2012 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expense Paid During Period April 1, 2012 to September 30, 2012(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A
Actual	1.52%	$1,000.00	$954.00	$7.43
Hypothetical (5% return before expenses)	1.52%	$1,000.00	$1,017.40	$7.67

Class C
Actual	2.12%	$1,000.00	$952.80	$10.35
Hypothetical (5% return before expenses)	2.12%	$1,000.00	$1,014.40	$10.68

Class F-1
Actual	1.37%	$1,000.00	$955.00	$6.70
Hypothetical (5% return before expenses)	1.37%	$1,000.00	$1,018.15	$6.91

Class I
Actual	1.12%	$1,000.00	$956.90	$5.48
Hypothetical (5% return before expenses)	1.12%	$1,000.00	$1,019.40	$5.65

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A
Actual	1.51%	$1,000.00	$1,000.00	$7.55
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.45	$7.62

Class C
Actual	2.11%	$1,000.00	$996.30	$10.53
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.45	$10.63

Class F-1
Actual	1.36%	$1,000.00	$1,000.90	$6.80
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.20	$6.86

Class I
Actual	1.11%	$1,000.00	$1,001.90	$5.56
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.45	$5.60

14	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2012 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expense Paid During Period April 1, 2012 to September 30, 2012(b)
Transparent Value Dow Jones RBP® U.S. Directional Allocation Index Fund(c)
Class A
Actual	1.51%	$1,000.00	$1,062.00	$4.42
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.45	$7.62

Class C
Actual	2.11%	$1,000.00	$1,059.00	$6.17
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.45	$10.63

Class F-1
Actual	1.36%	$1,000.00	$1,062.00	$3.98
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.20	$6.86

Class I
Actual	1.11%	$1,000.00	$1,062.00	$3.25
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.45	$5.60

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

(c)	Note the Actual Expenses Paid During the Period is based on since inception of June 18, 2012.

Annual Report | September 30, 2012	15

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 99.05%
Basic Materials 6.58%
CF Industries Holdings, Inc.	2,672	$593,825
Eastman Chemical Co.	7,425	423,299
EI du Pont de Nemours & Co.	8,283	416,386
Huntsman Corp.	30,794	459,754
International Paper Co.	10,377	376,893
The Mosaic Co.	7,786	448,552
WR Grace & Co.(a)	7,106	419,823

		3,138,532

Consumer Goods 9.61%
The Estee Lauder Cos., Inc. - Class A	8,677	534,243
Leggett & Platt, Inc.	17,119	428,831
LKQ Corp.(a)	20,658	382,173
Michael Kors Holdings, Ltd.(a)	11,822	628,694
Newell Rubbermaid, Inc.	21,275	406,140
Polaris Industries, Inc.	7,326	592,454
PVH Corp.	5,123	480,127
Snap-on, Inc.	7,280	523,213
Under Armour, Inc. - Class A(a)	10,817	603,913

		4,579,788

Consumer Services 18.70%
Amazon.com, Inc.(a)	2,061	524,154
American Eagle Outfitters, Inc.	16,962	357,559
Bed Bath & Beyond, Inc.(a)	6,275	395,325
Carnival Corp.	14,338	522,477
Dillard’s, Inc. - Class A	4,716	341,061
eBay, Inc.(a)	11,765	569,544
Expedia, Inc.	9,777	565,502
Foot Locker, Inc.	13,881	492,775
Hertz Global Holdings, Inc.(a)	24,953	342,605
Lowe’s Cos., Inc.	13,601	411,294
Macy’s, Inc.	9,291	349,527
Nordstrom, Inc.	8,758	483,266
Panera Bread Co. - Class A(a)	3,075	525,487
Royal Caribbean Cruises, Ltd.	18,505	559,036
Starwood Hotels & Resorts Worldwide, Inc.	9,942	576,238
Tractor Supply Co.	5,641	557,838
TripAdvisor, Inc.(a)	17,606	579,766
Ulta Salon Cosmetics & Fragrance, Inc.	4,179	402,459
Wyndham Worldwide Corp.	6,817	357,756

		8,913,669

Financials 9.56%
Aflac, Inc.	8,640	413,683
Eaton Vance Corp.	12,702	367,850
Franklin Resources, Inc.	3,476	434,743
IntercontinentalExchange, Inc.(a)	3,565	475,607
M&T Bank Corp.	5,279	502,350
Mastercard, Inc. - Class A	796	359,378
MSCI, Inc. - Class A(a)	10,956	392,115
Northern Trust Corp.	7,396	343,285
Reinsurance Group of America, Inc.	7,411	428,875

	Shares	Value
Financials (continued)
SL Green Realty Corp., REIT	6,126	$490,509
State Street Corp.	8,278	347,345

		4,555,740

Health Care 8.29%
Alexion Pharmaceuticals, Inc.(a)	5,532	632,861
Amgen, Inc.	5,545	467,555
Celgene Corp.(a)	8,155	623,042
Covidien PLC	6,486	385,398
Hologic, Inc.(a)	19,050	385,572
Life Technologies Corp.(a)	8,622	421,443
Thermo Fisher Scientific, Inc.	7,154	420,870
Vertex Pharmaceuticals, Inc.(a)	11,016	616,345

		3,953,086

Industrials 18.81%
Accenture PLC - Class A	8,218	575,507
Amphenol Corp. - Class A	6,014	354,104
Ball Corp.	8,923	377,532
CSX Corp.	19,671	408,173
Donaldson Co., Inc.	12,994	451,022
Emerson Electric Co.	7,139	344,600
Flowserve Corp.	2,731	348,858
Honeywell International, Inc.	10,117	604,491
Illinois Tool Works, Inc.	6,913	411,116
Ingersoll - Rand PLC	11,375	509,828
Iron Mountain, Inc.	12,598	429,718
Kansas City Southern	4,654	352,680
LinkedIn Corp. - Class A(a)	5,370	646,548
Roper Industries, Inc.	4,967	545,824
Textron, Inc.	12,638	330,736
TransDigm Group, Inc.(a)	4,052	574,857
Trimble Navigation, Ltd.(a)	12,002	572,015
Union Pacific Corp.	4,776	566,911
WW Grainger, Inc.	2,704	563,432

		8,967,952

Oil & Gas 7.27%
Chevron Corp.	3,633	423,462
Exxon Mobil Corp.	5,928	542,116
HollyFrontier Corp.	14,382	593,545
Marathon Petroleum Corp.	11,479	626,639
National Oilwell Varco, Inc.	4,867	389,895
Oceaneering International, Inc.	8,368	462,332
The Williams Cos., Inc.	12,245	428,208

		3,466,197

Technology 18.01%
Akamai Technologies, Inc.(a)	11,826	452,463
Applied Materials, Inc.	34,155	381,340
Cisco Systems, Inc.	24,889	475,131
Citrix Systems, Inc.(a)	6,577	503,601
Computer Sciences Corp.	12,333	397,246
Equinix, Inc.(a)	2,298	473,503
Fortinet, Inc.(a)	23,198	560,000

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2012

	Shares	Value
Technology (continued)
International Business Machines Corp.	1,968	$408,261
Intuit, Inc.	6,273	369,354
KLA-Tencor Corp.	9,099	434,068
QUALCOMM, Inc.	9,228	576,658
Rackspace Hosting, Inc.(a)	7,259	479,747
Red Hat, Inc.(a)	10,173	579,251
Salesforce.com, Inc.(a)	3,442	525,559
Seagate Technology PLC	17,509	542,779
Symantec Corp.(a)	23,269	418,842
Teradata Corp.(a)	6,861	517,388
Western Digital Corp.	12,589	487,572

		8,582,763

Telecommunications 2.22%
MetroPCS Communications, Inc.(a)	56,708	664,050
Sprint Nextel Corp.(a)	71,796	396,314

		1,060,364

TOTAL COMMON STOCKS (Cost $45,392,353)		47,218,091

EXCHANGE TRADED FUNDS 0.75%
SPDR® S&P 500® ETF Trust	2,474	356,083

TOTAL EXCHANGE TRADED FUNDS (Cost $355,074)		356,083

Total Investments - 99.80% (Cost $45,747,427)		47,574,174

Other Assets in Excess of Liabilities - 0.20%		96,116

NET ASSETS - 100.00%		$47,670,290

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2012	17

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 99.27%
Basic Materials 1.80%
International Flavors & Fragrances, Inc.	8,214	$489,390
Royal Gold, Inc.	6,391	638,205

		1,127,595

Consumer Goods 10.15%
Church & Dwight Co., Inc.	8,383	452,598
The Coca-Cola Co.	13,575	514,900
Colgate-Palmolive Co.	4,424	474,341
The J.M. Smucker Co.	8,966	774,035
Jarden Corp.	10,547	557,304
Kimberly-Clark Corp.	8,050	690,529
Mattel, Inc.	15,273	541,886
McCormick & Co., Inc-Non-voting Shares	10,602	657,748
Monsanto Co.	6,273	570,968
PepsiCo, Inc.	7,631	540,046
Philip Morris International, Inc.	6,252	562,305

		6,336,660

Consumer Services 20.15%
AmerisourceBergen Corp.	22,307	863,504
Comcast Corp. - Class A	17,471	624,938
Copart, Inc.(a)	16,834	466,807
Costco Wholesale Corp.	6,334	634,192
DIRECTV - Class A(a)	13,088	686,596
Discovery Communications, Inc. - Series A(a)	11,927	711,207
Dollar General Corp.(a)	15,964	822,785
Dollar Tree, Inc.(a)	17,942	866,150
FactSet Research Systems, Inc.	5,224	503,698
GNC Holdings, Inc. - Class A	21,027	819,422
IHS, Inc. - Class A(a)	4,377	426,101
McKesson Corp.	7,437	639,805
Omnicom Group, Inc.	12,742	656,977
Ross Stores, Inc.	7,421	479,397
Sally Beauty Holdings, Inc.(a)	28,321	710,574
Scripps Networks Interactive, Inc. - Class A	12,186	746,149
Sysco Corp.	22,902	716,146
Time Warner Cable, Inc.	6,652	632,339
Time Warner, Inc.	12,662	573,968

		12,580,755

Financials 27.25%
Alexandria Real Estate Equities, Inc., REIT	6,927	509,273
Allied World Assurance Co. Holdings, Ltd.	6,011	464,350
American Campus Communities, Inc., REIT	11,754	515,766
American Tower Corp., REIT	11,096	792,143
Arthur J Gallagher & Co.	12,974	464,729
Axis Capital Holdings, Ltd.	15,245	532,355
Berkshire Hathaway, Inc. - Class B(a)	7,011	618,370

	Shares	Value
Financials (continued)
Boston Properties, Inc., REIT	3,735	$413,128
Camden Property Trust, REIT	6,445	415,638
CBOE Holdings, Inc.	17,775	522,940
Commerce Bancshares, Inc.	10,902	439,678
Digital Realty Trust, Inc., REIT	11,704	817,524
Equity Residential, REIT	14,762	849,258
Essex Property Trust, Inc., REIT	4,129	612,083
Fidelity National Financial, Inc. - Class A	22,983	491,606
First Republic Bank	21,959	756,707
HCC Insurance Holdings, Inc.	15,095	511,570
HCP, Inc., REIT	11,838	526,554
Health Care REIT, Inc.	14,967	864,344
The Macerich Co., REIT	8,558	489,774
New York Community Bancorp, Inc.	46,168	653,739
PartnerRe, Ltd.	6,010	446,423
Rayonier, Inc., REIT	11,670	571,947
RenaissanceRe Holdings, Ltd.	6,417	494,366
Simon Property Group, Inc., REIT	3,433	521,164
Taubman Centers, Inc., REIT	6,771	519,539
The Travelers Cos., Inc.	7,069	482,530
US Bancorp	17,456	598,741
Visa, Inc. - Class A	4,622	620,642
WR Berkley Corp.	13,237	496,255

		17,013,136

Health Care 13.25%
Abbott Laboratories	9,979	684,160
CareFusion Corp.(a)	18,029	511,843
The Cooper Cos., Inc.	6,136	579,607
CR Bard, Inc.	6,271	656,260
Eli Lilly & Co.	9,897	469,217
Express Scripts Holding Co.(a)	9,706	608,275
Forest Laboratories, Inc.(a)	19,247	685,386
Gilead Sciences, Inc.(a)	9,615	637,763
Henry Schein, Inc.(a)	9,326	739,272
Johnson & Johnson	6,424	442,678
Merck & Co., Inc.	17,233	777,208
United Therapeutics Corp.(a)	14,941	834,903
Watson Pharmaceuticals, Inc.(a)	7,622	649,089

		8,275,661

Industrials 11.61%
3M Co.	6,274	579,843
Alliance Data Systems Corp.(a)	4,430	628,838
Automatic Data Processing, Inc.	9,991	586,072
Cintas Corp.	15,016	622,413
Genpact, Ltd.	45,523	759,324
MeadWestvaco Corp.	21,420	655,452
Norfolk Southern Corp.	9,328	593,541
Quanta Services, Inc.(a)	28,362	700,541
Stericycle, Inc.(a)	8,580	776,662
Valspar Corp.	9,739	546,358
Verisk Analytics, Inc. - Class A(a)	16,826	801,086

		7,250,130

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2012

	Shares	Value
Oil & Gas 3.32%
OGE Energy Corp.	7,992	$443,236
Tesoro Corp.	21,640	906,716
Valero Energy Corp.	22,852	723,952

		2,073,904

Technology 4.75%
Apple, Inc.	1,219	813,390
Google, Inc. - Class A(a)	944	712,248
IAC/InterActiveCorp	16,749	871,953
Synopsys, Inc.(a)	17,176	567,151

		2,964,742

Telecommunications 4.34%
AT&T, Inc.	16,305	614,699
Crown Castle International Corp.(a)	11,195	717,599
SBA Communications Corp. - Class A(a)	10,569	664,790
Verizon Communications, Inc.	15,631	712,305

		2,709,393

Utilities 2.65%
American Electric Power Co., Inc.	12,977	570,209
PPL Corp.	14,875	432,119
Westar Energy, Inc.	21,945	650,889

		1,653,217

TOTAL COMMON STOCKS (Cost $59,663,182)		61,985,193

EXCHANGE TRADED FUNDS 0.36%
SPDR® S&P 500® ETF Trust	1,560	224,531

TOTAL EXCHANGE TRADED FUNDS (Cost $225,853)		224,531

Total Investments - 99.63% (Cost $59,889,035)		62,209,724

Other Assets in Excess of Liabilities - 0.37%		233,174

NET ASSETS - 100.00%		$62,442,898

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2012	19

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 99.31%
Basic Materials 2.01%
CF Industries Holdings, Inc.	6,304	$1,401,001
International Flavors & Fragrances, Inc.	13,986	833,286

		2,234,287

Consumer Goods 10.32%
The Coca-Cola Co.	23,113	876,676
Jarden Corp.	17,958	948,901
Leggett & Platt, Inc.	40,385	1,011,644
LKQ Corp.(a)	48,196	891,626
Mattel, Inc.	26,006	922,693
McCormick & Co., Inc - Non-voting Shares	18,052	1,119,946
Monsanto Co.	10,681	972,185
Philip Morris International, Inc.	10,644	957,321
PVH Corp.	12,086	1,132,700
Snap-on, Inc.	17,175	1,234,367
Under Armour, Inc. - Class A(a)	25,519	1,424,726

		11,492,785

Consumer Services 24.75%
Amazon.com, Inc.(a)	4,881	1,241,336
American Eagle Outfitters, Inc.	40,016	843,537
AmerisourceBergen Corp.	37,982	1,470,283
Carnival Corp.	33,825	1,232,583
Comcast Corp. - Class A	29,748	1,064,086
Costco Wholesale Corp.	10,785	1,079,848
Dillard’s, Inc. - Class A	11,125	804,560
DIRECTV - Class A(a)	22,284	1,169,019
Discovery Communications, Inc.-Series A(a)	20,307	1,210,906
eBay, Inc.(a)	27,756	1,343,668
FactSet Research Systems, Inc.	8,895	857,656
Foot Locker, Inc.	32,748	1,162,554
GNC Holdings, Inc. - Class A	35,803	1,395,243
IHS, Inc. - Class A(a)	7,453	725,549
Macy’s, Inc.	21,919	824,593
Nordstrom, Inc.	20,661	1,140,074
Omnicom Group, Inc.	21,696	1,118,646
Ross Stores, Inc.	12,636	816,286
Sally Beauty Holdings, Inc.(a)	48,221	1,209,865
Scripps Networks Interactive, Inc. - Class A	20,749	1,270,461
Time Warner Cable, Inc.	11,326	1,076,650
Time Warner, Inc.	21,560	977,315
Tractor Supply Co.	13,307	1,315,929
TripAdvisor, Inc.(a)	41,535	1,367,748
Wyndham Worldwide Corp.	16,082	843,983

		27,562,378

Financials 13.85%
American Tower Corp., REIT	18,893	1,348,771
Axis Capital Holdings, Ltd.	25,957	906,418
Berkshire Hathaway, Inc. - Class B(a)	11,942	1,053,284
First Republic Bank	37,390	1,288,459

	Shares	Value
Financials (continued)
HCC Insurance Holdings, Inc.	25,701	$871,007
M&T Bank Corp.	12,454	1,185,123
The Macerich Co., REIT	14,572	833,956
New York Community Bancorp, Inc.	78,610	1,113,118
Northern Trust Corp.	17,449	809,895
Reinsurance Group of America, Inc.	17,483	1,011,741
Simon Property Group, Inc., REIT	5,845	887,330
SL Green Realty Corp., REIT	14,453	1,157,252
Taubman Centers, Inc., REIT	11,529	884,620
US Bancorp	29,722	1,019,465
Visa, Inc. - Class A	7,869	1,056,649

		15,427,088

Health Care 14.93%
Abbott Laboratories	16,991	1,164,903
Alexion Pharmaceuticals, Inc.(a)	13,052	1,493,149
Amgen, Inc.	13,081	1,102,990
The Cooper Cos., Inc.	10,448	986,918
Covidien PLC	15,302	909,245
CR Bard, Inc.	10,678	1,117,453
Express Scripts Holding Co.(a)	16,527	1,035,747
Forest Laboratories, Inc.(a)	32,772	1,167,011
Gilead Sciences, Inc.(a)	16,372	1,085,955
Henry Schein, Inc.(a)	15,854	1,256,746
Merck & Co., Inc.	29,343	1,323,369
United Therapeutics Corp.(a)	25,439	1,421,531
Vertex Pharmaceuticals, Inc.(a)	25,987	1,453,973
Watson Pharmaceuticals, Inc.(a)	12,978	1,105,206

		16,624,196

Industrials 20.15%
3M Co.	10,682	987,231
Alliance Data Systems Corp.(a)	7,543	1,070,729
Amphenol Corp. - Class A	14,189	835,448
Automatic Data Processing, Inc.	17,012	997,924
Ball Corp.	21,051	890,668
CSX Corp.	46,406	962,925
Flowserve Corp.	6,444	823,157
Genpact, Ltd.	77,511	1,292,884
Illinois Tool Works, Inc.	16,308	969,837
Iron Mountain, Inc.	29,719	1,013,715
Kansas City Southern	10,980	832,064
MeadWestvaco Corp.	36,472	1,116,043
Norfolk Southern Corp.	15,883	1,010,635
Quanta Services, Inc.(a)	48,292	1,192,812
Roper Industries, Inc.	11,717	1,287,581
Stericycle, Inc.(a)	14,608	1,322,316
TransDigm Group, Inc.(a)	9,559	1,356,135
Tyco International, Ltd.	14,973	842,381
Union Pacific Corp.	11,267	1,337,393
Valspar Corp.	16,583	930,306
Verisk Analytics, Inc. - Class A(a)	28,649	1,363,979

		22,436,163

Oil & Gas 4.73%
Marathon Petroleum Corp.	27,080	1,478,297
Tesoro Corp.	36,845	1,543,806

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2012

	Shares	Value
Oil & Gas (continued)
Valero Energy Corp.	38,910	$1,232,669
The Williams Cos., Inc.	28,888	1,010,213

		5,264,985

Technology 7.47%
Apple, Inc.	2,075	1,384,564
Equinix, Inc.(a)	5,422	1,117,203
Google, Inc. - Class A(a)	1,607	1,212,482
IAC/InterActiveCorp	28,518	1,484,647
KLA Tencor Corp.	21,465	1,023,988
Rackspace Hosting, Inc.(a)	17,126	1,131,857
Synopsys, Inc.(a)	29,245	965,670

		8,320,411

Telecommunications 1.10%
Crown Castle International Corp.(a)	19,061	1,221,810

TOTAL COMMON STOCKS (Cost $106,553,728)		110,584,103

EXCHANGE TRADED FUNDS 0.50%
SPDR® S&P 500® ETF Trust	3,834	551,827

TOTAL EXCHANGE TRADED FUNDS (Cost $556,081)		551,827

Total Investments - 99.81% (Cost $107,109,809)		111,135,930

Other Assets in Excess of Liabilities - 0.19%		210,761

NET ASSETS - 100.00%		$111,346,691

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2012	21

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 96.06%
Basic Materials 3.72%
Huntsman Corp.	12,621	$188,432
Nucor Corp.	6,817	260,819
Reliance Steel & Aluminum Co.	2,421	126,739
United States Steel Corp.	3,275	62,454

		638,444

Consumer Goods 13.86%
Gentex Corp.	11,427	194,373
Genuine Parts Co.	3,540	216,046
Harley-Davidson, Inc.	2,299	97,409
Harman International Industries, Inc.	1,920	88,627
Herbalife, Ltd.	3,419	162,061
Hillshire Brands Co.	5,151	137,944
Hormel Foods Corp.	5,090	148,832
The J.M. Smucker Co.	2,001	172,746
Kimberly-Clark Corp.	3,025	259,484
Lear Corp.	2,526	95,458
Mead Johnson Nutrition Co.	1,541	112,924
NIKE, Inc. - Class B	1,061	100,699
Nu Skin Enterprises, Inc. - Series A	3,060	118,820
Polaris Industries, Inc.	1,645	133,031
Ralph Lauren Corp.	451	68,205
Snap-on, Inc.	1,919	137,919
VF Corp.	834	132,906

		2,377,484

Consumer Services 9.56%
Abercrombie & Fitch Co. - Class A	3,591	121,807
AmerisourceBergen Corp.	2,523	97,665
Carnival Corp.	5,424	197,651
Expedia, Inc.	1,295	74,903
Foot Locker, Inc.	3,994	141,787
The Kroger Co.	6,151	144,794
Nordstrom, Inc.	2,304	127,135
Omnicom Group, Inc.	3,120	160,867
Six Flags Entertainment Corp.	5,345	314,286
Sysco Corp.	8,271	258,634

		1,639,529

Financials 18.12%
BioMed Realty Trust, Inc., REIT	16,959	317,473
Digital Realty Trust, Inc., REIT	3,776	263,754
Equity Lifestyle Properties, Inc., REIT	2,604	177,384
Equity Residential, REIT	2,642	151,994
First Niagara Financial Group, Inc.	34,892	282,276
Health Care REIT, Inc.	6,071	350,600
Hospitality Properties Trust, REIT	20,413	485,421
M&T Bank Corp.	2,446	232,761
National Retail Properties, Inc., REIT	11,464	349,652
SL Green Realty Corp., REIT	1,073	85,915
Unum Group	9,309	178,919
Vornado Realty Trust, REIT	2,870	232,614

		3,108,763

	Shares	Value
Health Care 3.53%
Abbott Laboratories	3,197	$219,186
Humana, Inc.	1,521	106,698
Merck & Co., Inc.	6,217	280,387

		606,271

Industrials 25.69%
Carlisle Cos., Inc.	1,976	102,594
Caterpillar, Inc.	1,913	164,595
CLARCOR, Inc.	1,435	64,044
Cummins, Inc.	1,462	134,811
Deere & Co.	2,169	178,921
Donaldson Co., Inc.	1,984	68,865
Dover Corp.	2,882	171,450
Fastenal Co.	2,926	125,789
Fidelity National Information Services, Inc.	5,661	176,736
Honeywell International, Inc.	2,967	177,278
IDEX Corp.	3,484	145,527
Ingersoll-Rand PLC	2,122	95,108
Jabil Circuit, Inc.	4,512	84,465
JB Hunt Transport Services, Inc.	1,447	75,302
Joy Global, Inc.	1,582	88,687
Lincoln Electric Holdings, Inc.	2,804	109,496
Lockheed Martin Corp.	3,350	312,823
Manpower, Inc.	3,989	146,795
MSC Industrial Direct Co. - Series A	1,435	96,805
Norfolk Southern Corp.	2,635	167,665
PACCAR, Inc.	3,339	133,644
Packaging Corp. of America	6,739	244,626
Parker Hannifin Corp.	1,704	142,420
Robert Half International, Inc.	6,027	160,499
Rockwell Automation, Inc.	2,653	184,516
Timken Co.	3,978	147,823
Trinity Industries, Inc.	3,357	100,609
Union Pacific Corp.	1,112	131,994
United Parcel Service, Inc. - Class B	2,941	210,487
Waste Connections, Inc.	3,009	91,022
Woodward, Inc.	1,784	60,620
WW Grainger, Inc.	527	109,811

		4,405,827

Oil & Gas 9.48%
Baker Hughes, Inc.	1,912	86,480
Exxon Mobil Corp.	2,051	187,564
Halliburton Co.	2,146	72,299
HollyFrontier Corp.	2,665	109,985
Marathon Oil Corp.	5,826	172,275
Marathon Petroleum Corp.	3,521	192,211
Murphy Oil Corp.	3,154	169,338
Occidental Petroleum Corp.	1,998	171,948
Patterson-UTI Energy, Inc.	5,491	86,977
Schlumberger, Ltd.	1,429	103,360
Sunoco, Inc.	2,539	118,901
Valero Energy Corp.	4,859	153,933

		1,625,271

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund September 30, 2012

	Shares	Value
Technology 7.47%
CA, Inc.	10,019	$258,140
Diebold, Inc.	7,247	244,296
IAC/InterActiveCorp	2,527	131,556
Motorola Solutions, Inc.	3,098	156,604
QUALCOMM, Inc.	1,811	113,169
Seagate Technology PLC	9,383	290,873
Solera Holdings, Inc.	1,969	86,380

		1,281,018

Telecommunications 2.77%
Telephone & Data Systems, Inc.	5,598	143,365
Verizon Communications, Inc.	7,270	331,294

		474,659

Utilities 1.86%
Hawaiian Electric Industries, Inc.	12,136	319,298

TOTAL COMMON STOCKS (Cost $16,323,227)		16,476,564

EXCHANGE TRADED FUNDS 1.94%
iShares® Dow Jones Select Dividend Index Fund	5,519	318,336
WisdomTree LargeCap Dividend Fund	253	13,824

TOTAL EXCHANGE TRADED FUNDS (Cost $334,237)		332,160

Total Investments - 98.00% (Cost $16,657,464)		16,808,724

Other Assets in Excess of Liabilities - 2.00%		342,962

NET ASSETS - 100.00%		$17,151,686

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2012	23

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 98.07%
Basic Materials 3.68%
CF Industries Holdings, Inc.	869	$193,127
Huntsman Corp.	11,645	173,860
Reliance Steel & Aluminum Co.	3,153	165,059
United States Steel Corp.	8,891	169,551

		701,597

Consumer Goods 9.64%
Archer-Daniels-Midland Co.	6,579	178,817
Fossil, Inc.(a)	2,117	179,310
Genuine Parts Co.	3,096	188,949
Green Mountain Coffee Roasters, Inc.(a)	5,985	142,144
Harley-Davidson, Inc.	5,182	219,561
Herbalife, Ltd.	3,841	182,063
Lear Corp.	5,042	190,537
Snap-on, Inc.	2,753	197,858
TRW Automotive Holdings Corp.(a)	4,194	183,320
Tyson Foods, Inc. - Class A	10,891	174,474

		1,837,033

Consumer Services 15.07%
AmerisourceBergen Corp.	5,237	202,724
Delta Air Lines, Inc.(a)	21,143	193,670
Dollar General Corp.(a)	3,748	193,172
Dollar Tree, Inc.(a)	4,216	203,527
eBay, Inc.(a)	3,825	185,168
Expedia, Inc.	3,697	213,835
The Interpublic Group of Cos., Inc.	14,092	156,703
Liberty Interactive Corp. - Series A(a)	12,492	231,102
Omnicom Group, Inc.	3,478	179,326
priceline.com, Inc.(a)	302	186,856
Royal Caribbean Cruises, Ltd.	6,998	211,410
Safeway, Inc.	10,232	164,633
Southwest Airlines Co.	20,796	182,381
Starwood Hotels & Resorts Worldwide, Inc.	3,234	187,443
Tractor Supply Co.	1,835	181,463

		2,873,413

Financials 8.51%
American Financial Group, Inc.	4,517	171,194
Assurant, Inc.	4,655	173,632
First Republic Bank	5,993	206,519
Hartford Financial Services Group, Inc.	9,077	176,457
M&T Bank Corp.	1,996	189,939
New York Community Bancorp, Inc.	12,601	178,430
Reinsurance Group of America, Inc.	2,802	162,152
Unum Group	10,438	200,618
US Bancorp	4,764	163,405

		1,622,346

Health Care 6.23%
Abbott Laboratories	2,724	186,757
Bristol-Myers Squibb Co.	5,026	169,628

	Shares	Value
Health Care (continued)
Celgene Corp.(a)	2,652	$202,613
Humana, Inc.	3,087	216,553
Merck & Co., Inc.	4,704	212,150
Vertex Pharmaceuticals, Inc.(a)	3,583	200,469

		1,188,170

Industrials 21.17%
AGCO Corp.(a)	4,093	194,336
B/E Aerospace, Inc.(a)	5,086	214,120
Caterpillar, Inc.	2,119	182,319
Cintas Corp.	4,098	169,862
Cummins, Inc.	1,847	170,312
Deere & Co.	2,453	202,348
FedEx Corp.	2,058	174,148
Gardner Denver, Inc.	2,941	177,666
Global Payments, Inc.	4,666	195,179
Ingersoll-Rand PLC	4,301	192,771
Joy Global, Inc.	3,493	195,817
Lincoln Electric Holdings, Inc.	4,260	166,353
Manpower, Inc.	4,711	173,365
MSC Industrial Direct Co. - Series A	2,528	170,539
Norfolk Southern Corp.	2,546	162,002
PACCAR, Inc.	4,779	191,279
Parker Hannifin Corp.	2,260	188,891
Timken Co.	5,285	196,391
TransDigm Group, Inc.(a)	1,318	186,985
Union Pacific Corp.	1,553	184,341
United Technologies Corp.	2,094	163,939
WW Grainger, Inc.	879	183,157

		4,036,120

Oil & Gas 18.88%
Apache Corp.	1,908	164,985
Baker Hughes, Inc.	3,866	174,859
Concho Resources, Inc.(a)	1,984	187,984
ConocoPhillips	3,041	173,884
Denbury Resources, Inc.(a)	11,825	191,092
Exxon Mobil Corp.	2,242	205,031
Halliburton Co.	5,727	192,943
Helmerich & Payne, Inc.	4,136	196,915
HollyFrontier Corp.	4,678	193,061
Marathon Oil Corp.	6,766	200,071
Nabors Industries, Ltd.(a)	12,945	181,618
Occidental Petroleum Corp.	1,983	170,657
Oil States International, Inc.(a)	2,472	196,425
Patterson-UTI Energy, Inc.	13,062	206,902
Pioneer Natural Resources Co.	1,827	190,739
SandRidge Energy, Inc.(a)	28,119	195,989
Superior Energy Services, Inc.(a)	8,086	165,925
Tesoro Corp.	5,080	212,852
Valero Energy Corp.	6,237	197,588

		3,599,520

Technology 10.78%
Advanced Micro Devices, Inc.(a)	56,831	191,521
Apple, Inc.	286	190,836
Autodesk, Inc.(a)	5,400	180,198

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund September 30, 2012

	Shares	Value
Technology (continued)
CA, Inc.	6,834	$176,078
Cognizant Technology Solutions Corp. - Class A(a)	2,757	192,770
EMC Corp.(a)	6,738	183,745
F5 Networks, Inc.(a)	1,813	189,821
Intel Corp.	7,530	170,780
KLA-Tencor Corp.	3,441	164,153
SAIC, Inc.	17,371	209,147
Seagate Technology PLC	6,621	205,251

		2,054,300

Telecommunications 4.11%
AT&T, Inc.	4,450	167,765
MetroPCS Communications, Inc.(a)	18,444	215,979
Telephone & Data Systems, Inc.	8,019	205,367
Verizon Communications, Inc.	4,266	194,402

		783,513

TOTAL COMMON STOCKS (Cost $18,615,253)		18,696,012

EXCHANGE TRADED FUNDS 0.91%
SPDR® S&P 500® ETF Trust	1,200	172,716

TOTAL EXCHANGE TRADED FUNDS (Cost $172,818)		172,716

Total Investments - 98.98% (Cost $18,788,071)		18,868,728

Other Assets in Excess of Liabilities - 1.02%		195,086

NET ASSETS - 100.00%		$19,063,814

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2012	25

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 99.93%
Basic Materials 5.26%
Albemarle Corp.	528	$27,815
CF Industries Holdings, Inc.	190	42,226
Cliffs Natural Resources, Inc.	765	29,934
Praxair, Inc.	269	27,944
Reliance Steel & Aluminum Co.	688	36,017
WR Grace & Co.(a)	504	29,776

		193,712

Consumer Goods 9.49%
BorgWarner, Inc.(a)	412	28,473
Bunge, Ltd.	489	32,788
The Estee Lauder Cos., Inc. - Class A	616	37,927
Fossil, Inc.(a)	462	39,131
Green Mountain Coffee Roasters, Inc.(a)	1,305	30,994
Herbalife, Ltd.	838	39,721
Johnson Controls, Inc.	1,083	29,674
Monster Beverage Corp.(a)	706	38,237
Ralph Lauren Corp.	236	35,690
VF Corp.	229	36,494

		349,129

Consumer Services 20.02%
AmerisourceBergen Corp.	1,142	44,207
Bed Bath & Beyond, Inc.(a)	445	28,035
CarMax, Inc.(a)	967	27,366
Delta Air Lines, Inc.(a)	4,611	42,237
Dollar General Corp.(a)	817	42,108
Dollar Tree, Inc.(a)	919	44,365
eBay, Inc.(a)	831	40,229
McKesson Corp.	381	32,777
MGM Resorts International(a)	3,245	34,884
Nordstrom, Inc.	621	34,267
O’Reilly Automotive, Inc.(a)	450	37,629
Penn National Gaming, Inc.(a)	750	32,325
priceline.com, Inc.(a)	66	40,836
Scripps Networks Interactive, Inc. - Class A	624	38,207
Southwest Airlines Co.	4,536	39,781
Starwood Hotels & Resorts Worldwide, Inc.	705	40,862
Tiffany & Co.	485	30,012
Time Warner Cable, Inc.	341	32,415
Tractor Supply Co.	400	39,556
Wynn Resorts, Ltd.	302	34,863

		736,961

Financials 4.24%
Berkshire Hathaway, Inc. - Class B(a)	359	31,664
CB Richard Ellis Group, Inc. - Class A(a)	1,830	33,690
Franklin Resources, Inc.	247	30,892
IntercontinentalExchange, Inc.(a)	253	33,753
Jones Lang LaSalle, Inc.	339	25,883

		155,882

	Shares	Value
Health Care 5.90%
Aetna, Inc.	878	$34,769
Celgene Corp.(a)	578	44,159
Life Technologies Corp.(a)	612	29,914
UnitedHealth Group, Inc.	587	32,526
Vertex Pharmaceuticals, Inc.(a)	781	43,697
Waters Corp.(a)	386	32,165

		217,230

Industrials 25.51%
Accenture PLC - Class A	583	40,828
AGCO Corp.(a)	885	42,020
Alliance Data Systems Corp.(a)	227	32,223
B/E Aerospace, Inc.(a)	1,109	46,689
Ball Corp.	633	26,782
The Boeing Co.	460	32,025
Caterpillar, Inc.	462	39,751
CSX Corp.	1,395	28,946
Cummins, Inc.	403	37,161
Deere & Co.	535	44,132
Dover Corp.	563	33,493
FedEx Corp.	449	37,994
Fidelity National Information Services, Inc.	1,144	35,716
Gardner Denver, Inc.	642	38,783
Global Payments, Inc.	1,018	42,583
Illinois Tool Works, Inc.	490	29,140
JB Hunt Transport Services, Inc.	734	38,197
Joy Global, Inc.	762	42,718
Lincoln Electric Holdings, Inc.	929	36,277
MSC Industrial Direct Co. - Series A	551	37,170
PACCAR, Inc.	1,041	41,666
TransDigm Group, Inc.(a)	287	40,717
Union Pacific Corp.	339	40,239
United Parcel Service, Inc. - Class B	467	33,423
WW Grainger, Inc.	192	40,007

		938,680

Oil & Gas 17.29%
Baker Hughes, Inc.	843	38,129
Concho Resources, Inc.(a)	428	40,553
Denbury Resources, Inc.(a)	2,603	42,064
Halliburton Co.	1,249	42,079
Helmerich & Payne, Inc.	902	42,944
HollyFrontier Corp.	1,020	42,095
Nabors Industries, Ltd.(a)	2,823	39,607
Newfield Exploration Co.(a)	1,076	33,700
Occidental Petroleum Corp.	432	37,178
Oil States International, Inc.(a)	539	42,829
Pioneer Natural Resources Co.	399	41,656
SandRidge Energy, Inc.(a)	6,133	42,747
SM Energy Co.	632	34,198
Superior Energy Services, Inc.(a)	1,764	36,197
Tesoro Corp.	1,108	46,425
Whiting Petroleum Corp.(a)	715	33,877

		636,278

26	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund September 30, 2012

	Shares	Value
Technology 10.94%
Apple, Inc.	62	$41,370
Autodesk, Inc.(a)	1,178	39,310
Cognizant Technology Solutions Corp. - Class A(a)	601	42,022
Corning, Inc.	2,449	32,204
Dell, Inc.	3,534	34,845
EMC Corp.(a)	1,470	40,087
F5 Networks, Inc.(a)	395	41,357
Google, Inc. - Class A(a)	48	36,216
NetApp, Inc.(a)	935	30,743
Symantec Corp.(a)	1,651	29,718
Western Digital Corp.	893	34,586

		402,458

Telecommunications 1.28%
MetroPCS Communications, Inc.(a)	4,023	47,109

TOTAL COMMON STOCKS (Cost $3,697,234)		3,677,439

Total Investments - 99.93% (Cost $3,697,234)		3,677,439

Other Assets in Excess of Liabilities - 0.07%		2,694

NET ASSETS - 100.00%		$3,680,133

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

See Notes to Financial Statements.

Annual Report | September 30, 2012	27

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 99.15%
Basic Materials 7.21%
Alcoa, Inc.	3,212	$28,426
Allegheny Technologies, Inc.	767	24,467
The Dow Chemical Co.	890	25,774
Eastman Chemical Co.	546	31,127
Huntsman Corp.	2,264	33,802
International Paper Co.	763	27,712
Steel Dynamics, Inc.	2,389	26,829
United States Steel Corp.	1,729	32,972

		231,109

Consumer Goods 12.74%
Archer-Daniels-Midland Co.	1,279	34,763
ConAgra Foods, Inc.	1,074	29,632
Ford Motor Co.	2,821	27,815
Genuine Parts Co.	602	36,740
Harley-Davidson, Inc.	1,008	42,709
Lear Corp.	980	37,034
Leggett & Platt, Inc.	1,259	31,538
Newell Rubbermaid, Inc.	1,564	29,857
The Procter & Gamble Co.	437	30,310
Snap-on, Inc.	535	38,451
TRW Automotive Holdings Corp.(a)	815	35,624
Tyson Foods, Inc. - Class A	2,117	33,914

		408,387

Consumer Services 12.16%
American Eagle Outfitters, Inc.	1,247	26,287
Dillard’s, Inc. - Class A	347	25,095
Expedia, Inc.	719	41,587
The Interpublic Group of Cos., Inc.	2,740	30,469
Liberty Interactive Corp. - Series A(a)	2,429	44,937
Macy’s, Inc.	683	25,694
Omnicom Group, Inc.	676	34,855
Royal Caribbean Cruises, Ltd.	1,361	41,116
Safeway, Inc.	1,989	32,003
Signet Jewelers, Ltd.	640	31,206
Time Warner, Inc.	672	30,462
Wyndham Worldwide Corp.	501	26,292

		390,003

Financials 19.61%
Aflac, Inc.	635	30,404
American Financial Group, Inc.	878	33,276
Assurant, Inc.	905	33,756
Capital One Financial Corp.	388	22,120
CME Group, Inc.	391	22,404
Commerce Bancshares, Inc.	579	23,351
First Republic Bank	1,165	40,146
Hartford Financial Services Group, Inc.	1,765	34,312
HCC Insurance Holdings, Inc.	801	27,146
HCP, Inc., REIT	628	27,933
Legg Mason, Inc.	1,040	25,667
M&T Bank Corp.	388	36,922
MetLife, Inc.	727	25,052
New York Community Bancorp, Inc.	2,450	34,692

	Shares	Value
Financials (continued)
Northern Trust Corp.	544	$25,250
Piedmont Office Realty Trust, Inc., REIT - Series A	1,640	28,438
Prudential Financial, Inc.	551	30,035
Reinsurance Group of America, Inc.	545	31,539
The Travelers Cos., Inc.	375	25,598
Unum Group	2,030	39,017
US Bancorp	926	31,762

		628,820

Health Care 6.59%
Abbott Laboratories	530	36,337
Bristol-Myers Squibb Co.	977	32,974
Cigna Corp.	658	31,038
Humana, Inc.	600	42,090
Merck & Co., Inc.	914	41,221
WellPoint, Inc.	480	27,845

		211,505

Industrials 15.02%
3M Co.	333	30,776
Avnet, Inc.(a)	831	24,174
Cintas Corp.	797	33,036
Eaton Corp.	669	31,617
Ingersoll-Rand PLC	836	37,469
Manpower, Inc.	916	33,709
Molex, Inc.	885	23,258
Norfolk Southern Corp.	495	31,497
Owens-Illinois, Inc.(a)	1,170	21,949
Parker Hannifin Corp.	439	36,692
Sealed Air Corp.	1,702	26,313
Sonoco Products Co.	892	27,643
Timken Co.	1,028	38,200
Tyco International, Ltd.	467	26,273
United Technologies Corp.	407	31,864
Waste Management, Inc.	844	27,075

		481,545

Oil & Gas 8.80%
Apache Corp.	371	32,080
Chevron Corp.	267	31,121
ConocoPhillips	591	33,793
Devon Energy Corp.	458	27,709
Exxon Mobil Corp.	436	39,872
Marathon Oil Corp.	1,315	38,885
Patterson-UTI Energy, Inc.	2,540	40,234
Valero Energy Corp.	1,213	38,428

		282,122

Technology 10.79%
Advanced Micro Devices, Inc.(a)	11,049	37,235
Applied Materials, Inc.	2,511	28,035
CA, Inc.	1,329	34,242
Computer Sciences Corp.	907	29,214
Garmin, Ltd.	610	25,461
Intel Corp.	1,464	33,204

28	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund September 30, 2012

	Shares	Value
Technology (continued)
KLA-Tencor Corp.	669	$31,915
Maxim Integrated Products, Inc.	875	23,293
SAIC, Inc.	3,377	40,659
Seagate Technology PLC	1,287	39,897
Xerox Corp.	3,097	22,732

		345,887

Telecommunications 5.29%
AT&T, Inc.	865	32,610
Sprint Nextel Corp.(a)	5,279	29,140
Telephone & Data Systems, Inc.	1,559	39,926
Verizon Communications, Inc.	829	37,778
Windstream Corp.	2,975	30,077

		169,531

Utilities 0.94%
American Electric Power Co., Inc.	689	30,275

TOTAL COMMON STOCKS (Cost $3,081,806)		3,179,184

Total Investments - 99.15% (Cost $3,081,806)		3,179,184

Other Assets in Excess of Liabilities - 0.85%		27,175

NET ASSETS - 100.00%		$3,206,359

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2012	29

Schedule of Investments
Transparent Value Dow Jones RBP® Directional Allocation Index Fund September 30, 2012

	Shares	Value
COMMON STOCKS 96.34%
Basic Materials 2.13%
CF Industries Holdings, Inc.	4,272	$949,409

Consumer Goods 7.46%
McCormick & Co., Inc - Non-voting Shares	12,235	759,059
PVH Corp.	8,192	767,754
Snap-on, Inc.	11,641	836,639
Under Armour, Inc. - Class A(a)	17,296	965,636

		3,329,088

Consumer Services 28.47%
Amazon.com, Inc.(a)	3,307	841,036
AmerisourceBergen Corp.	25,743	996,512
Carnival Corp.	22,926	835,423
Costco Wholesale Corp.	7,306	731,513
DIRECTV - Class A(a)	15,104	792,356
Discovery Communications, Inc. - Series A(a)	13,766	820,867
eBay, Inc.(a)	18,805	910,350
Foot Locker, Inc.	22,195	787,923
GNC Holdings, Inc. - Class A	24,508	955,077
Nordstrom, Inc.	14,003	772,686
Omnicom Group, Inc.	14,705	758,190
Sally Beauty Holdings, Inc.(a)	32,683	820,016
Scripps Networks Interactive, Inc. - Class A	14,063	861,077
Tractor Supply Co.	9,019	891,889
TripAdvisor, Inc.(a)	28,151	927,012

		12,701,927

Financials 7.57%
American Tower Corp., REIT	12,805	914,149
First Republic Bank	25,341	873,251
M&T Bank Corp.	8,441	803,245
SL Green Realty Corp., REIT	9,796	784,366

		3,375,011

Health Care 15.78%
Abbott Laboratories	11,516	789,537
Alexion Pharmaceuticals, Inc.(a)	8,840	1,011,296
Amgen, Inc.	8,863	747,328
Forest Laboratories, Inc.(a)	22,211	790,934
Henry Schein, Inc.(a)	10,763	853,183
Merck & Co., Inc.	19,888	896,949
United Therapeutics Corp.(a)	17,242	963,483
Vertex Pharmaceuticals, Inc.(a)	17,594	984,384

		7,037,094

Industrials 17.13%
Genpact, Ltd.	52,351	873,215
MeadWestvaco Corp.	24,720	756,432
Norfolk Southern Corp.	10,765	684,977
Quanta Services, Inc.(a)	32,731	808,456
Roper Industries, Inc.	7,941	872,636
Stericycle, Inc.(a)	9,901	896,238

	Shares	Value
Industrials (continued)
TransDigm Group, Inc.(a)	6,479	$919,176
Union Pacific Corp.	7,636	906,393
Verisk Analytics, Inc. - Class A(a)	19,421	924,634

		7,642,157

Oil & Gas 6.46%
Marathon Petroleum Corp.	18,354	1,001,945
Tesoro Corp.	24,973	1,046,369
Valero Energy Corp.	26,372	835,465

		2,883,779

Technology 9.48%
Apple, Inc.	1,406	938,167
Google, Inc. - Class A(a)	1,089	821,650
IAC/InterActiveCorp	19,329	1,006,268
KLA-Tencor Corp.	14,549	694,060
Rackspace Hosting, Inc.(a)	11,607	767,107

		4,227,252

Telecommunications 1.86%
Crown Castle International Corp.(a)	12,919	828,108

TOTAL COMMON STOCKS (Cost $42,608,008)		42,973,825

Total Investments - 96.34% (Cost $42,608,008)		42,973,825

Other Assets in Excess of Liabilities - 3.66%		1,631,226

NET ASSETS - 100.00%		$44,605,051

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

30	www.transparentvalue.com

Statements of Assets and Liabilities
September 30, 2012

	Transparent Value Dow Jones RBP ® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP ® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP ® U.S. Large- Cap Market Index Fund	Transparent Value Dow Jones RBP ® U.S. Dividend Index Fund
ASSETS:
Investment securities, at cost	$45,747,427	$59,889,035	$107,109,809	$16,657,464

Investment securities, at value	$47,574,174	$62,209,724	$111,135,930	$16,808,724
Cash	91,834	242,010	311,387	225,279
Dividends receivable	73,133	125,418	193,649	48,012
Receivable for capital shares sold	20,940	87,345	105,825	269,026
Receivable due from Adviser	–	–	–	12,318
Other assets	27,837	28,246	40,111	16,554

Total Assets	47,787,918	62,692,743	111,786,902	17,379,913

LIABILITIES:
Payable for capital shares redeemed	643	–	47,827	368
Payable for securities purchased	16,978	130,537	180,700	164,625
Accrued expenses:
Payable for investment adviser fees	20,696	25,878	68,171	–
Payable for administration fees	8,592	11,043	19,381	3,379
Payable for distribution and services fees	13,493	19,263	45,090	10,117
Payable for trustees’ fees	3,331	3,331	3,331	3,331
Payable for Chief Compliance Officer fees	1,250	1,250	1,250	1,250
Accrued expenses and other payables	52,645	58,543	74,461	45,157

Total Liabilities	117,628	249,845	440,211	228,227

Net Assets	$47,670,290	$62,442,898	$111,346,691	$17,151,686

NET ASSETS CONSIST OF:
Paid-in capital	$45,301,721	$54,976,539	$100,416,309	$16,192,278
Undistributed net investment income	85,297	257,742	243,491	–
Accumulated net realized gain on investments	456,525	4,887,928	6,660,770	808,148
Net unrealized appreciation on investments	1,826,747	2,320,689	4,026,121	151,260

Net Assets	$47,670,290	$62,442,898	$111,346,691	$17,151,686

PRICING OF CLASS A SHARES:
Net assets	$1,958,295	$9,505,518	$23,738,846	$9,042,651
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	186,034	780,363	1,934,681	832,213

Net assets value, offering and redemption price per share	$10.53	$12.18	$12.27	$10.87

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$11.17	$12.92	$13.02	$11.53

PRICING OF CLASS C SHARES:
Net assets	$393,247	$6,652,299	$9,610,723	$2,998,049
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	37,554	545,179	782,820	276,792

Net assets value, offering and redemption price per share	$10.47	$12.20	$12.28	$10.83

PRICING OF CLASS F-1 SHARES:
Net assets	$25,147,673	$28,803,491	$33,494,582	$2,205,306
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,377,297	2,343,977	2,704,100	202,124

Net assets value, offering and redemption price per share	$10.58	$12.29	$12.39	$10.91

PRICING OF CLASS I SHARES:
Net assets	$20,171,075	$17,481,590	$44,502,540	$2,905,680
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,899,875	1,417,485	3,577,039	270,873

Net assets value, offering and redemption price per share	$10.62	$12.33	$12.44	$10.73

See Notes to Financial Statements.

Annual Report | September 30, 2012	31

Statements of Assets and Liabilities
September 30, 2012

	Transparent Value Dow Jones RBP ® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP ® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund	Transparent Value Dow Jones RBP ® Directional Allocation Index Fund
ASSETS:
Investment securities, at cost	$18,788,071	$3,697,234	$3,081,806	$42,608,008

Investment securities, at value	$18,868,728	$3,677,439	$3,179,184	$42,973,825
Cash	149,585	17,666	28,181	1,168,397
Dividends receivable	32,054	3,786	8,786	37,727
Receivable for securities sold	490,598	–	–	2,620,016
Receivable for capital shares sold	22,841	–	2,158	3,480,680
Receivable due from Adviser	7,075	13,543	16,033	29,638
Other assets	16,035	15,436	16,021	24,463

Total Assets	19,586,916	3,727,870	3,250,363	50,334,746

LIABILITIES:
Payable for capital shares redeemed	280,794	–	–	10,081
Payable for securities purchased	172,818	–	–	5,650,419
Accrued expenses:
Payable for administration fees	3,691	1,133	1,077	6,066
Payable for distribution and services fees	14,437	2,893	497	11,779
Payable for trustees’ fees	3,331	3,331	3,331	3,331
Payable for Chief Compliance Officer fees	1,250	1,250	1,250	1,250
Accrued expenses and other payables	46,781	39,130	37,849	46,769

Total Liabilities	523,102	47,737	44,004	5,729,695

Net Assets	$19,063,814	$3,680,133	$3,206,359	$44,605,051

NET ASSETS CONSIST OF:
Paid-in capital	$18,488,914	$3,828,686	$2,601,333	$43,462,784
Undistributed net investment income (loss)	54,522	(12,048)	45,234	30,269
Accumulated net realized gain (loss) on investments	439,721	(116,710)	462,414	746,181
Net unrealized appreciation (depreciation) on investments	80,657	(19,795)	97,378	365,817

Net Assets	$19,063,814	$3,680,133	$3,206,359	$44,605,051

PRICING OF CLASS A SHARES:
Net assets	$14,802,733	$825,557	$431,378	$26,413,321
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,356,503	78,033	40,025	2,487,121

Net assets value, offering and redemption price per share	$10.91	$10.58	$10.78	$10.62

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$11.58	$11.23	$11.44	$11.27

PRICING OF CLASS C SHARES:
Net assets	$1,061,774	$117,599	$65,511	$4,378,401
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	97,851	11,204	6,135	413,406

Net assets value, offering and redemption price per share	$10.85	$10.50	$10.68	$10.59

PRICING OF CLASS F-1 SHARES:
Net assets	$82,238	$5,292	$5,357	$9,370,040
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	7,523	499	499	882,528

Net assets value, offering and redemption price per share	$10.93	$10.61	$10.75	$10.62

PRICING OF CLASS I SHARES:
Net assets	$3,117,069	$2,731,685	$2,704,113	$4,443,289
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	285,059	256,540	251,097	418,304

Net assets value, offering and redemption price per share	$10.93	$10.65	$10.77	$10.62

See Notes to Financial Statements.

32	www.transparentvalue.com

Statements of Operations

	Transparent Value Dow Jones RBP ® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP ® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP ® U.S. Large- Cap Market Index Fund	Transparent Value Dow Jones RBP ® U.S. Dividend Index Fund
	For the Year Ended September 30, 2012	For the Year Ended September 30, 2012	For the Year Ended September 30, 2012	For the Year Ended September 30, 2012

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $7,672, $–, $494 and $127, respectively)	$589,886	$904,977	$1,372,446	$314,721

Total Investment Income	589,886	904,977	1,372,446	314,721

EXPENSES:

Investment Adviser fees	358,940	402,373	779,915	87,400
Distribution and service fees:
Class A	18,917	17,758	75,142	17,466
Class C	2,241	19,533	52,150	12,961
Class F-1	64,353	71,890	79,558	3,052
Administration fees	117,650	129,853	243,639	29,829
Interest Expense	3,463	2,832	4,910	382
Custody fees	28,443	28,838	31,358	32,443
Audit and Tax fees	25,240	25,240	25,294	24,994
Legal fees	54,018	59,107	108,326	10,517
Transfer agency fees	40,371	39,830	74,993	32,844
Trustee fees	15,676	15,539	15,541	15,540
Registration fees	50,009	51,907	57,851	49,253
Insurance fees	22,730	22,230	38,340	3,309
Printing fees	11,701	12,903	28,371	3,847
Chief Compliance Officer fees	15,512	15,512	15,512	15,512
Other expenses	14,382	14,543	16,309	13,334

Total Expenses Before Waivers and Reimbursements	843,646	929,888	1,647,209	352,683

Less fees waived and reimbursed by Adviser (Note 6):
Class A	(42,440)	(36,892)	(121,823)	(103,280)
Class C	(2,011)	(16,232)	(33,819)	(30,657)
Class F-1	(230,994)	(238,961)	(206,370)	(28,878)
Class I	(63,612)	(59,888)	(170,379)	(54,801)

Net Expenses	504,589	577,915	1,114,818	135,067

Net Investment Income	85,297	327,062	257,628	179,654

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	761,994	4,888,108	6,805,444	813,398
Net change in unrealized appreciation on investments	5,248,680	3,007,985	6,969,740	580,334

Net Realized and Unrealized Gain on Investments	6,010,674	7,896,093	13,775,184	1,393,732

Net Increase in Net Assets Resulting from Operations	$6,095,971	$8,223,155	$14,032,812	$1,573,386

See Notes to Financial Statements.

Annual Report | September 30, 2012	33

Statements of Operations

	Transparent Value Dow Jones RBP ® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP ® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP ® U.S. Large- Cap Value Index Fund	Transparent Value Dow Jones RBP ® Directional Allocation Index Fund
	For the Year Ended September 30, 2012	For the Year Ended September 30, 2012	For the Year Ended September 30, 2012	For the period June 18, 2012 (inception) to September 30, 2012

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $251, $130, $106 and $–, respectively)	$214,128	$48,407	$115,010	$101,501

Total Investment Income	214,128	48,407	115,010	101,501

EXPENSES:

Investment Adviser fees	102,757	49,182	39,078	52,107
Distribution and service fees:
Class A	29,474	7,381	1,194	10,208
Class C	6,856	858	225	2,995
Class F-1	185	13	12	3,943
Administration fees	32,096	19,613	17,593	12,175
Interest Expense	874	772	672	517
Custody fees	32,293	26,818	25,113	12,587
Audit and Tax fees	24,994	24,994	24,994	19,250
Legal fees	11,685	6,297	4,670	14,565
Transfer agency fees	39,591	31,269	27,997	9,808
Trustee fees	15,540	15,540	15,540	3,890
Registration fees	49,325	47,239	46,902	42,231
Insurance fees	2,572	2,605	2,911	1
Printing fees	3,197	1,511	1,313	3,405
Chief Compliance Officer fees	15,512	15,512	15,512	4,250
Other expenses	13,401	13,122	13,006	5,781

Total Expenses Before Waivers and Reimbursements	380,352	262,726	236,732	197,713

Less fees waived and reimbursed by Adviser (Note 6):
Class A	(152,582)	(70,131)	(13,744)	(55,701)
Class C	(14,196)	(3,260)	(1,037)	(6,537)
Class F-1	(1,534)	(193)	(231)	(34,427)
Class I	(55,668)	(123,170)	(174,383)	(23,052)

Net Expenses	156,372	65,972	47,337	77,996

Net Investment Income (Loss)	57,756	(17,565)	67,673	23,505

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) investments	476,704	(82,033)	517,678	746,181
Net change in unrealized appreciation on investments	524,608	509,736	744,786	365,817

Net Realized and Unrealized Gain on Investments	1,001,312	427,703	1,262,464	1,111,998

Net Increase in Net Assets Resulting from Operations	$1,059,068	$410,138	$1,330,137	$1,135,503

See Notes to Financial Statements.

34	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011

FROM OPERATIONS:
Net investment income (loss)	$85,297	$(66,198)
Net realized gain on investments	761,994	332,192
Net change in unrealized appreciation (depreciation) on investments	5,248,680	(3,823,593)

Net increase (decrease) in net assets resulting from operations	6,095,971	(3,557,599)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	–	(396)
Class F-1:
Dividends from net investment income	–	(25,305)

Decrease in net assets from distributions to shareholders	–	(25,701)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	10,466,016	1,484,498
Net asset value of shares issued in reinvestment of distributions to shareholders	–	127
Payments for shares redeemed, net of redemption fees (Note 8)	(9,916,124)	(187,980)

Net increase in net assets from Class A capital share transactions	549,892	1,296,645

Class C Shares:
Proceeds from shares sold	397,810	54,000
Payments for shares redeemed, net of redemption fees (Note 8)	(47,991)	–

Net increase in net assets from Class C capital share transactions	349,819	54,000

Class F-1 Shares:
Proceeds from shares sold	57,173	29,314,448
Net asset value of shares issued in reinvestment of distributions to shareholders	–	8
Payments for shares redeemed, net of redemption fees (Note 8)	(2,075,029)	(8,268,824)

Net increase (decrease) in net assets from Class F-1 capital share transactions	(2,017,856)	21,045,632

Class I Shares:
Proceeds from shares sold	17,166,522	2,521,617
Payments for shares redeemed, net of redemption fees (Note 8)	(582,458)	–

Net increase in net assets from Class I capital share transactions	16,584,064	2,521,617

Total increase in net assets	21,561,890	21,334,594

NET ASSETS:
Beginning of period (Note 1)	26,108,400	4,773,806

End of period	$47,670,290	$26,108,400

Undistributed Net Investment Income	$85,297	$–

See Notes to Financial Statements.

Annual Report | September 30, 2012	35

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011

FROM OPERATIONS:
Net investment income	$327,062	$126,721
Net realized gain on investments	4,888,108	899,722
Net change in unrealized appreciation (depreciation) on investments	3,007,985	(1,025,611)
Net increase in net assets resulting from operations	8,223,155	832
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(6,349)	(457)
From realized gains on investments	(34,228)	–
Class C:
Dividends from net investment income	(448)	–
From realized gains on investments	(4,155)	–
Class F-1:
Dividends from net investment income	(138,117)	(46,342)
From realized gains on investments	(416,129)	–
Class I:
Dividends from net investment income	(14,411)	–
From realized gains on investments	(34,241)	–
Decrease in net assets from distributions to shareholders	(648,078)	(46,799)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	9,810,415	271,265
Net asset value of shares issued in reinvestment of distributions to shareholders	30,412	–
Payments for shares redeemed, net of redemption fees (Note 8)	(1,294,664)	(296)
Net increase in net assets from Class A capital share transactions	8,546,163	270,969
Class C Shares:
Proceeds from shares sold	6,648,716	40,000
Net asset value of shares issued in reinvestment of distributions to shareholders	4,279	–
Payments for shares redeemed, net of redemption fees (Note 8)	(277,369)	–
Net increase in net assets from Class C capital share transactions	6,375,626	40,000
Class F-1 Shares:
Proceeds from shares sold	710,864	28,813,830
Net asset value of shares issued in reinvestment of distributions to shareholders	20,731	14
Payments for shares redeemed, net of redemption fees (Note 8)	(3,513,229)	(7,697,488)
Net increase (decrease) in net assets from Class F-1 capital share transactions	(2,781,634)	21,116,356
Class I Shares:
Proceeds from shares sold	14,754,593	2,215,975
Net asset value of shares issued in reinvestment of distributions to shareholders	1,658	–
Payments for shares redeemed, net of redemption fees (Note 8)	(562,559)	–
Net increase in net assets from Class I capital share transactions	14,193,692	2,215,975
Total increase in net assets	33,908,924	23,597,333

NET ASSETS:
Beginning of period (Note 1)	28,533,974	4,936,641
End of period	$62,442,898	$28,533,974

Undistributed Net Investment Income	$257,742	$90,004

See Notes to Financial Statements.

36	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011

FROM OPERATIONS:
Net investment income (loss)	$257,628	$(38,657)
Net realized gain on investments	6,805,444	1,215,011
Net change in unrealized appreciation (depreciation) on investments	6,969,740	(3,360,867)
Net increase (decrease) in net assets resulting from operations	14,032,812	(2,184,513)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(3,045)	(411)
From realized gains on investments	(228,419)	–
Class C:
From realized gains on investments	(35,073)	–
Class F-1:
Dividends from net investment income	(7,855)	(19,090)
From realized gains on investments	(450,098)	–
Class I:
Dividends from net investment income	(3,237)	–
From realized gains on investments	(125,195)	–
Decrease in net assets from distributions to shareholders	(852,922)	(19,501)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	16,342,067	10,502,707
Net asset value of shares issued in reinvestment of distributions to shareholders	199,527	–
Payments for shares redeemed, net of redemption fees (Note 8)	(5,279,537)	(295,997)
Net increase in net assets from Class A capital share transactions	11,262,057	10,206,710
Class C Shares:
Proceeds from shares sold	8,128,563	1,267,294
Net asset value of shares issued in reinvestment of distributions to shareholders	32,814	–
Payments for shares redeemed, net of redemption fees (Note 8)	(320,324)	(7,889)
Net increase in net assets from Class C capital share transactions	7,841,053	1,259,405
Class F-1 Shares:
Proceeds from shares sold	7,013,024	29,462,140
Net asset value of shares issued in reinvestment of distributions to shareholders	44,025	13
Payments for shares redeemed, net of redemption fees (Note 8)	(5,381,147)	(8,450,751)
Net increase in net assets from Class F-1 capital share transactions	1,675,902	21,011,402
Class I Shares:
Proceeds from shares sold	46,155,836	6,754,243
Net asset value of shares issued in reinvestment of distributions to shareholders	85,916	–
Payments for shares redeemed, net of redemption fees (Note 8)	(10,919,226)	(16,372)
Net increase in net assets from Class I capital share transactions	35,322,526	6,737,871
Total increase in net assets	69,281,428	37,011,374

NET ASSETS:
Beginning of period (Note 1)	42,065,263	5,053,889
End of period	$111,346,691	$42,065,263

Undistributed Net Investment Income	$243,491	$–

See Notes to Financial Statements.

Annual Report | September 30, 2012	37

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

	For the Year Ended September 30, 2012	For the Period February 10, 2011 (inception) to September 30, 2011

FROM OPERATIONS:
Net investment income	$179,654	$44,419
Net realized gain on investments	813,398	20,723
Net change in unrealized appreciation (depreciation) on investments	580,334	(429,074)
Net increase (decrease) in net assets resulting from operations	1,573,386	(363,932)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(96,351)	–
From realized gains on investments	(9,943)	–
Class C:
Dividends from net investment income	(19,076)	–
From realized gains on investments	(1,255)	–
Class F-1:
Dividends from net investment income	(27,272)	–
From realized gains on investments	(4,718)	–
Class I:
Dividends from net investment income	(91,371)	–
From realized gains on investments	(9,626)	–
Decrease in net assets from distributions to shareholders	(259,612)	–
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	8,067,513	1,500,765
Net asset value of shares issued in reinvestment of distributions to shareholders	85,668	–
Payments for shares redeemed, net of redemption fees (Note 8)	(1,118,458)	–
Net increase in net assets from Class A capital share transactions	7,034,723	1,500,765
Class C Shares:
Proceeds from shares sold	2,826,237	69,525
Net asset value of shares issued in reinvestment of distributions to shareholders	16,209	–
Payments for shares redeemed, net of redemption fees (Note 8)	(8,749)	–
Net increase in net assets from Class C capital share transactions	2,833,697	69,525
Class F-1 Shares:
Proceeds from shares sold	2,093,422	100,970
Net asset value of shares issued in reinvestment of distributions to shareholders	31,828	–
Payments for shares redeemed, net of redemption fees (Note 8)	(204,571)	–
Net increase in net assets from Class F-1 capital share transactions	1,920,679	100,970
Class I Shares:
Proceeds from shares sold	742,876	2,029,578
Net asset value of shares issued in reinvestment of distributions to shareholders	3,109	–
Payments for shares redeemed, net of redemption fees (Note 8)	(29,382)	(4,696)
Net increase in net assets from Class I capital share transactions	716,603	2,024,882
Total increase in net assets	13,819,476	3,332,210

NET ASSETS:
Beginning of period (Note 1)	3,332,210	–
End of period	$17,151,686	$3,332,210

Undistributed Net Investment Income	$–	$49,162

See Notes to Financial Statements.

38	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

	For the Year Ended September 30, 2012	For the Period February 10, 2011 (inception) to September 30, 2011

FROM OPERATIONS:
Net investment income	$57,756	$9,159
Net realized gain (loss) on investments	476,704	(36,983)
Net change in unrealized appreciation (depreciation) on investments	524,608	(443,951)
Net increase (decrease) in net assets resulting from operations	1,059,068	(471,775)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(4,672)	–
Class C:
Dividends from net investment income	(287)	–
Class F-1:
Dividends from net investment income	(52)	–
Class I:
Dividends from net investment income	(18,182)	–
Decrease in net assets from distributions to shareholders	(23,193)	–
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	18,011,543	888,217
Net asset value of shares issued in reinvestment of distributions to shareholders	4,455	–
Payments for shares redeemed, net of redemption fees (Note 8)	(4,392,603)	–
Net increase in net assets from Class A capital share transactions	13,623,395	888,217
Class C Shares:
Proceeds from shares sold	969,159	171,224
Net asset value of shares issued in reinvestment of distributions to shareholders	263	–
Payments for shares redeemed, net of redemption fees (Note 8)	(120,545)	–
Net increase in net assets from Class C capital share transactions	848,877	171,224
Class F-1 Shares:
Proceeds from shares sold	217,500	10,000
Net asset value of shares issued in reinvestment of distributions to shareholders	26	–
Payments for shares redeemed, net of redemption fees (Note 8)	(131,743)	–
Net increase in net assets from Class F-1 capital share transactions	85,783	10,000
Class I Shares:
Proceeds from shares sold	395,138	2,500,000
Payments for shares redeemed, net of redemption fees (Note 8)	(22,920)	–
Net increase in net assets from Class I capital share transactions	372,218	2,500,000
Total increase in net assets	15,966,148	3,097,666

NET ASSETS:
Beginning of period (Note 1)	3,097,666	–
End of period	$19,063,814	$3,097,666

Undistributed Net Investment Income	$54,522	$14,628

See Notes to Financial Statements.

Annual Report | September 30, 2012	39

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

	For the Year Ended September 30, 2012	For the Period February 10, 2011 (inception) to September 30, 2011

FROM OPERATIONS:
Net investment loss	$(17,565)	$(7,726)
Net realized loss on investments	(82,033)	(34,677)
Net change in unrealized appreciation (depreciation) on investments	509,736	(529,531)
Net increase (decrease) in net assets resulting from operations	410,138	(571,934)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	5,757,785	411,333
Payments for shares redeemed, net of redemption fees (Note 8)	(4,764,988)	(40,213)
Net increase in net assets from Class A capital share transactions	992,797	371,120
Class C Shares:
Proceeds from shares sold	144,600	18,400
Payments for shares redeemed, net of redemption fees (Note 8)	(52,298)	–
Net increase in net assets from Class C capital share transactions	92,302	18,400
Class F-1 Shares:
Proceeds from shares sold	–	5,000
Net increase in net assets from Class F-1 capital share transactions	–	5,000
Class I Shares:
Proceeds from shares sold	9,059	3,869,914
Payments for shares redeemed, net of redemption fees (Note 8)	(1,516,663)	–
Net increase (decrease) in net assets from Class I capital share transactions	(1,507,604)	3,869,914
Total increase (decrease) in net assets	(12,367)	3,692,500

NET ASSETS:
Beginning of period (Note 1)	3,692,500	–
End of period	$3,680,133	$3,692,500

Undistributed Net Investment Loss	$(12,048)	$–

See Notes to Financial Statements.

40	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

		For the Period February 10, 2011
	For the Year Ended September 30, 2012	(inception) to September 30, 2011

FROM OPERATIONS:
Net investment income	$67,673	$34,898
Net realized gain (loss) on investments	517,678	(55,264)
Net change in unrealized appreciation (depreciation) on investments	744,786	(647,408)

Net increase (decrease) in net assets resulting from operations	1,330,137	(667,774)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(1,262)	–
Class C:
Dividends from net investment income	(30)	–
Class F-1:
Dividends from net investment income	(53)	–
Class I:
Dividends from net investment income	(64,112)	–

Decrease in net assets from distributions to shareholders	(65,457)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	644,993	60,936
Net asset value of shares issued in reinvestment of distributions to shareholders	1,230	–
Payments for shares redeemed, net of redemption fees (Note 8)	(303,371)	–

Net increase in net assets from Class A capital share transactions	342,852	60,936

Class C Shares:
Proceeds from shares sold	60,000	5,000

Net increase in net assets from Class C capital share transactions	60,000	5,000

Class F-1 Shares:
Proceeds from shares sold	–	5,000

Net increase in net assets from Class F-1 capital share transactions	–	5,000

Class I Shares:
Proceeds from shares sold	12,253	5,131,579
Net asset value of shares issued in reinvestment of distributions to shareholders	33,716	–
Payments for shares redeemed, net of redemption fees (Note 8)	(3,041,883)	–

Net increase (decrease) in net assets from Class I capital share transactions	(2,995,914)	5,131,579

Total increase (decrease) in net assets	(1,328,382)	4,534,741

NET ASSETS:
Beginning of period (Note 1)	4,534,741	–

End of period	$3,206,359	$4,534,741

Undistributed Net Investment Income	$45,234	$40,771

See Notes to Financial Statements.

Annual Report | September 30, 2012	41

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® Directional Allocation Index Fund

For the Period June 18, 2012 (inception) to September 30, 2012
FROM OPERATIONS:
Net investment income	$23,505
Net realized gain on investments	746,181
Net change in unrealized appreciation on investments	365,817

Net increase in net assets resulting from operations	1,135,503

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	26,316,379
Payments for shares redeemed, net of redemption fees (Note 8)	(387,773)

Net increase in net assets from Class A capital share transactions	25,928,606

Class C Shares:
Proceeds from shares sold	4,330,102
Payments for shares redeemed, net of redemption fees (Note 8)	(781)

Net increase in net assets from Class C capital share transactions	4,329,321

Class F-1 Shares:
Proceeds from shares sold	9,809,456
Payments for shares redeemed, net of redemption fees (Note 8)	(804,501)

Net increase in net assets from Class F-1 capital share transactions	9,004,955

Class I Shares:
Proceeds from shares sold	4,206,666

Net increase in net assets from Class I capital share transactions	4,206,666

Total increase in net assets	44,605,051

NET ASSETS:
Beginning of period (Note 1)	–

End of period	$44,605,051

Undistributed Net Investment Income	$30,269

See Notes to Financial Statements.

42	www.transparentvalue.com

Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of Period	Net Investment Income (Loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
9/30/2012	$ 8.91	(0.02) (b)	1.64	1.62	–	–	–
9/30/2011	$ 9.54	(0.04) (b)	(0.59)	(0.63)	(0.05)	–	(0.05)
9/30/2010(e)	$ 10.00	0.01	(0.47)	(0.46)	–	–	–
Class C
9/30/2012	$ 8.92	(0.06) (b)	1.61	1.55	–	–	–
9/30/2011(h)	$ 11.51	(0.03)	(2.56)	(2.59)	–	–	–
Class F-1
9/30/2012	$ 8.96	0.02 (b)	1.60	1.62	–	–	–
9/30/2011	$ 9.55	(0.03)	(0.55)	(0.58)	(0.01)	–	(0.01)
9/30/2010(e)	$ 10.00	0.02	(0.47)	(0.45)	–	–	–
Class I
9/30/2012	$ 8.97	0.05 (b)	1.60	1.65	–	–	–
9/30/2011(j)	$ 11.49	(0.01)	(2.51)	(2.52)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
9/30/2012	$ 10.03	0.08 (b)	2.26	2.34	(0.03)	(0.16)	(0.19)
9/30/2011	$ 9.87	0.10	0.15	0.25	(0.09)	–	(0.09)
9/30/2010(e)	$ 10.00	0.01	(0.14)	(0.13)	–	–	–
Class C
9/30/2012	$ 10.10	0.03 (b)	2.25	2.28	(0.02)	(0.16)	(0.18)
9/30/2011(h)	$ 11.04	0.00 (c)	(0.94)	(0.94)	–	–	–
Class F-1
9/30/2012	$ 10.13	0.08 (b)	2.29	2.37	(0.05)	(0.16)	(0.21)
9/30/2011	$ 9.87	0.04	0.23	0.27	(0.01)	–	(0.01)
9/30/2010(e)	$ 10.00	0.02	(0.15)	(0.13)	–	–	–
Class I
9/30/2012	$ 10.15	0.13 (b)	2.28	2.41	(0.07)	(0.16)	(0.23)
9/30/2011(j)	$ 10.89	0.04	(0.78)	(0.74)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Less than $0.01.
(d)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(e)	Period from April 27, 2010 (inception date) through September 30, 2010.
(f)	Not Annualized.
(g)	Annualized.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(j)	Period from February 15, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.

44	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

0.00 (c)	$ 10.53	18.18%		$1,958	2.41	% (d)	1.51	% (d)	(0.22%)		276%
0.05	$ 8.91	(6.13%)		$1,055	3.04%		1.50%		(0.42%)		304%
–	$ 9.54	(4.60%)	(f)	$48	11.53	% (g)	1.50	% (g)	0.35%	(g)	131	% (f)

–	$ 10.47	17.38%		$393	3.01	% (d)	2.11	% (d)	(0.56%)		276%
–	$ 8.92	(22.50%)	(f)	$43	3.53	% (g)	2.10	% (g)	(1.04%)	(g)	304	% (f)(i)

–	$ 10.58	18.08%		$25,148	2.26	% (d)	1.36	% (d)	0.23%		276%
0.00 (c)	$ 8.96	(6.11%)		$23,043	2.83%		1.35%		(0.23%)		304%
–	$ 9.55	(4.50%)	(f)	$4,726	11.37	% (g)	1.35	% (g)	0.50%	(g)	131	% (f)

–	$ 10.62	18.39%		$20,171	2.01	% (d)	1.11	% (d)	0.52%		276%
–	$ 8.97	(21.93%)	(f)	$1,968	2.49	% (g)	1.10	% (g)	(0.09%)	(g)	304	% (f)(i)

0.00 (c)	$ 12.18	23.60%		$9,506	2.34	% (d)	1.51	% (d)	0.71%		256%
0.00 (c)	$ 10.03	2.51%		$298	3.17%		1.50%		0.37%		288%
–	$ 9.87	(1.30%)	(f)	$49	11.21	% (g)	1.50	% (g)	0.31%	(g)	109	% (f)

–	$ 12.20	22.79%		$6,652	2.94	% (d)	2.11	% (d)	0.23%		256%
–	$ 10.10	(8.51%)	(f)	$35	3.41	% (g)	2.10	% (g)	0.06%	(g)	288	% (f)(i)

0.00 (c)	$ 12.29	23.73%		$28,803	2.19	% (d)	1.36	% (d)	0.74%		256%
0.00 (c)	$ 10.13	2.77%		$26,135	2.82%		1.35%		0.43%		288%
–	$ 9.87	(1.30%)	(f)	$4,887	11.06	% (g)	1.35	% (g)	0.46%	(g)	109	% (f)

0.00 (c)	$ 12.33	24.04%		$17,482	1.94	% (d)	1.11	% (d)	1.10%		256%
–	$ 10.15	(6.80%)	(f)	$2,066	2.45	% (g)	1.10	% (g)	0.65%	(g)	288	% (f)(i)

Annual Report | September 30, 2012	45

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized capital gains	Total distributions
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
9/30/2012	$10.05	0.02	(b)	2.37	2.39	(0.00)	(c)	(0.17)	(0.17)
9/30/2011	$9.90	0.05		0.16	0.21	(0.08)		–	(0.08)
9/30/2010(e)	$10.00	0.03		(0.13)	(0.10)	–		–	–
Class C
9/30/2012	$10.11	(0.05)	(b)	2.39	2.34	–		(0.17)	(0.17)
9/30/2011(h)	$11.63	(0.01)		(1.51)	(1.52)	–		–	–
Class F-1
9/30/2012	$10.13	0.03	(b)	2.40	2.43	(0.00)	(c)	(0.17)	(0.17)
9/30/2011	$9.91	(0.04)		0.27	0.23	(0.01)		–	(0.01)
9/30/2010(e)	$10.00	0.03		(0.12)	(0.09)	–		–	–
Class I
9/30/2012	$10.15	0.07	(b)	2.39	2.46	(0.00)	(c)	(0.17)	(0.17)
9/30/2011(j)	$11.54	0.01		(1.40)	(1.39)	–		–	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A
9/30/2012	$8.88	0.20	(b)	2.08	2.28	(0.24)		(0.05)	(0.29)
9/30/2011(h)	$10.20	0.05		(1.37)	(1.32)	–		–	–
Class C
9/30/2012	$8.86	0.13	(b)	2.08	2.21	(0.19)		(0.05)	(0.24)
9/30/2011(h)	$10.20	0.06		(1.40)	(1.34)	–		–	–
Class F-1
9/30/2012	$8.90	0.22	(b)	2.08	2.30	(0.24)		(0.05)	(0.29)
9/30/2011(h)	$10.20	0.03		(1.33)	(1.30)	–		–	–
Class I
9/30/2012	$8.91	0.23	(b)	2.06	2.29	(0.42)		(0.05)	(0.47)
9/30/2011(l)	$10.00	0.18		(1.27)	(1.09)	–		–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Less than $0.01.
(d)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(e)	Period from April 27, 2010 (inception date) through September 30, 2010.
(f)	Not Annualized.
(g)	Annualized.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(j)	Period from February 15, 2011 (inception date) through September 30, 2011.
(k)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(l)	Period from February 10, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.

46	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

0.00(c)	$12.27	24.04%		$23,739	2.15	% (d)	1.51	% (d)	0.16%		305%
0.02	$10.05	2.29%		$9,452	2.96%		1.50%		0.20%		331%
–	$9.90	(1.00%)	(f)	$50	11.15	% (g)	1.50	% (g)	0.68%	(g)	123	% (f)

–	$12.28	23.37%		$9,611	2.75	% (d)	2.11	% (d)	(0.40%)		305%
0.00(c)	$10.11	(13.07%)	(f)	$1,115	3.54	% (g)	2.10	% (g)	(0.47%)	(g)	331	% (f)(i)

0.00(c)	$12.39	24.25%		$33,495	2.00	% (d)	1.36	% (d)	0.28%		305%
0.00(c)	$10.13	2.28%		$25,749	2.83%		1.35%		(0.17%)		331%
–	$9.91	(0.90%)	(f)	$5,004	11.00	% (g)	1.35	% (g)	0.83%	(g)	123	% (f)

–	$12.44	24.52%		$44,503	1.75	% (d)	1.11	% (d)	0.61%		305%
0.00(c)	$10.15	(12.05%)	(f)	$5,750	2.48	% (g)	1.10	% (g)	0.20%	(g)	331	% (f)(i)

0.00(c)	$10.87	26.02%		$9,043	3.87	% (d)	1.50	% (d)	1.92%		290%
–	$8.88	(12.94%)	(f)	$1,371	8.72	% (g)	1.50	% (g)	4.42%	(g)	121	% (f)(k)

–	$10.83	25.23%		$2,998	4.47	% (d)	2.10	% (d)	1.30%		290%
–	$8.86	(13.14%)	(f)	$62	10.02	% (g)	2.10	% (g)	2.44%	(g)	121	% (f)(k)

0.00(c)	$10.91	26.10%		$2,205	3.72	% (d)	1.35	% (d)	2.10%		290%
–	$8.90	(12.75%)	(f)	$98	9.67	% (g)	1.35	% (g)	7.01%	(g)	121	% (f)(k)

–	$10.73	26.41%		$2,906	3.47	% (d)	1.10	% (d)	2.30%		290%
–	$8.91	(10.90%)	(f)	$1,801	10.44	% (g)	1.10	% (g)	2.79%	(g)	121	% (f)

Annual Report | September 30, 2012	47

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A
9/30/2012	$8.67	0.05	(b)	2.23	2.28	(0.04)	–	(0.04)
9/30/2011(e)	$10.06	0.01		(1.40)	(1.39)	–	–	–
Class C
9/30/2012	$8.64	(0.02)	(b)	2.24	2.22	(0.01)	–	(0.01)
9/30/2011(e)	$10.06	0.00	(c)	(1.42)	(1.42)	–	–	–
Class F-1
9/30/2012	$8.68	0.06	(b)	2.24	2.30	(0.05)	–	(0.05)
9/30/2011(e)	$10.06	0.01		(1.39)	(1.38)	–	–	–
Class I
9/30/2012	$8.68	0.08	(b)	2.24	2.32	(0.07)	–	(0.07)
9/30/2011(i)	$10.00	0.03		(1.35)	(1.32)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A
9/30/2012	$8.58	(0.05)	(b)	2.05	2.00	–	–	–
9/30/2011(e)	$10.03	(0.01)		(1.44)	(1.45)	–	–	–
Class C
9/30/2012	$8.56	(0.11)	(b)	2.05	1.94	–	–	–
9/30/2011(e)	$10.03	(0.02)		(1.45)	(1.47)	–	–	–
Class F-1
9/30/2012	$8.59	(0.05)	(b)	2.07	2.02	–	–	–
9/30/2011(e)	$10.03	(0.03)		(1.41)	(1.44)	–	–	–
Class I
9/30/2012	$8.60	(0.02)	(b)	2.07	2.05	–	–	–
9/30/2011(i)	$10.00	(0.02)		(1.38)	(1.40)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Less than $0.01.
(d)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(e)	Period from April 18, 2011 (inception date) through September 30, 2011.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Period from February 10, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.

48	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

0.00 (c)	$10.91	26.38%		$14,803	3.58	% (d)	1.51	% (d)	0.51%		301%
–	$8.67	(13.82%)	(f)	$772	7.96	% (g)	1.50	% (g)	0.84%	(g)	129	% (f)(h)

–	$10.85	25.69%		$1,062	4.18	% (d)	2.11	% (d)	(0.17%)		301%
–	$8.64	(14.11%)	(f)	$147	8.57	% (g)	2.10	% (g)	0.09%	(g)	129	% (f)(h)

–	$10.93	26.62%		$82	3.43	% (d)	1.36	% (d)	0.59%		301%
–	$8.68	(13.72%)	(f)	$9	8.48	% (g)	1.35	% (g)	0.42%	(g)	129	% (f)(h)

–	$10.93	26.89%		$3,117	3.18	% (d)	1.11	% (d)	0.79%		301%
–	$8.68	(13.20%)	(f)	$2,171	9.00	% (g)	1.10	% (g)	0.51%	(g)	129	% (f)

–	$10.58	23.31%		$826	5.32	% (d)	1.51	% (d)	(0.51%)		310%
–	$8.58	(14.46%)	(f)	$314	7.06	% (g)	1.50	% (g)	(0.58%)	(g)	112	% (f)(h)

–	$10.50	22.66%		$118	5.92	% (d)	2.11	% (d)	(1.13%)		310%
–	$8.56	(14.66%)	(f)	$17	8.78	% (g)	2.10	% (g)	(1.39%)	(g)	112	% (f)(h)

–	$10.61	23.52%		$5	5.17	% (d)	1.36	% (d)	(0.45%)		310%
–	$8.59	(14.36%)	(f)	$4	8.36	% (g)	1.35	% (g)	(0.66%)	(g)	112	% (f)(h)

–	$10.65	23.84%		$2,732	4.92	% (d)	1.11	% (d)	(0.22%)		310%
–	$8.60	(14.00%)	(f)	$3,357	8.54	% (g)	1.10	% (g)	(0.41%)	(g)	112	% (f)

Annual Report | September 30, 2012	49

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A
9/30/2012	$8.47	0.13	(b)	2.25	2.38	(0.07)	–	(0.07)
9/30/2011(d)	$10.03	0.02		(1.58)	(1.56)	–	–	–
Class C
9/30/2012	$8.44	0.10	(b)	2.20	2.30	(0.06)	–	(0.06)
9/30/2011(d)	$10.03	0.03		(1.62)	(1.59)	–	–	–
Class F-1
9/30/2012	$8.47	0.14	(b)	2.25	2.39	(0.11)	–	(0.11)
9/30/2011(d)	$10.03	0.06		(1.62)	(1.56)	–	–	–
Class I
9/30/2012	$8.48	0.17	(b)	2.24	2.41	(0.12)	–	(0.12)
9/30/2011(h)	$10.00	0.07		(1.59)	(1.52)	–	–	–
Transparent Value Dow Jones RBP® Directional Allocation Index Fund
Class A
9/30/2012(i)	$10.00	0.01	(b)	0.61	0.62	–	–	–
Class C
9/30/2012(i)	$10.00	(0.01)	(b)	0.60	0.59	–	–	–
Class F-1
9/30/2012(i)	$10.00	0.01	(b)	0.61	0.62	–	–	–
Class I
9/30/2012(i)	$10.00	0.01	(b)	0.61	0.62	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Period from April 18, 2011 (inception date) through September 30, 2011.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(h)	Period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Period from June 18, 2012 (inception date) through September 30, 2012.

See Notes to Financial Statements.

50	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

–	$10.78	28.16%		$431	6.12	% (c)	1.52	% (c)	1.30%		167%
–	$8.47	(15.55%)	(e)	$55	6.91	% (f)	1.50	% (f)	1.39%	(f)	110	% (e)(g)

–	$10.68	27.35%		$66	6.72	% (c)	2.12	% (c)	1.01%		167%
–	$8.44	(15.85%)	(e)	$4	8.90	% (f)	2.10	% (f)	0.64%	(f)	110	% (e)(g)

–	$10.75	28.34%		$5	5.97	% (c)	1.37	% (c)	1.40%		167%
–	$8.47	(15.55%)	(e)	$4	8.16	% (f)	1.35	% (f)	1.39%	(f)	110	% (e)(g)

–	$10.77	28.64%		$2,704	5.72	% (c)	1.12	% (c)	1.68%		167%
–	$8.48	(15.20%)	(e)	$4,471	8.03	% (f)	1.10	% (f)	1.78%	(f)	110	% (e)

–	$10.62	6.20%	(e)	$26,413	3.69	% (c)(f)	1.51	% (c)(f)	0.50%	(f)	171	% (e)

–	$10.59	5.90%	(e)	$4,378	4.29	% (c)(f)	2.11	% (c)(f)	(0.21%)	(f)	171	% (e)

–	$10.62	6.20%	(e)	$9,370	3.54	% (c)(f)	1.36	% (c)(f)	0.44%	(f)	171	% (e)

–	$10.62	6.20%	(e)	$4,443	3.29	% (c)(f)	1.11	% (c)(f)	0.41%	(f)	171	% (e)

Annual Report | September 30, 2012	51

Notes to Financial Statements
September 30, 2012

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund and the Transparent Value Dow Jones RBP® Directional Allocation Index Fund (each, a “Fund”, and collectively, the “Funds”) are each organized as a non-diversified series of the Trust.

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund commenced operations on April 27, 2010, and the only transaction prior to commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund commenced operations on February 10, 2011. The Transparent Value Dow Jones RBP® Directional Allocation Index Fund commenced operations on June 18, 2012.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Dow Jones RBP® U.S Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”), the Dow Jones RBP® U.S. Dividend IndexSM (the “Dividend Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Core IndexSM (the “Core Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Value IndexSM (the “Value Index” or “Index”) and the Dow Jones RBP® Directional Allocation Index (the “Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value. Each Funds’ Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the fair value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period.

52	www.transparentvalue.com

Notes to Financial Statements
September 30, 2012

Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term if the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Funds’ investments carried at fair value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$47,218,091	$–	$–	$47,218,091
Exchange Traded Funds	356,083	–	–	356,083

TOTAL	$47,574,174	$–	$–	$47,574,174

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$61,985,193	$–	$–	$61,985,193
Exchange Traded Funds	224,531	–	–	224,531

TOTAL	$62,209,724	$–	$–	$62,209,724

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$110,584,103	$–	$–	$110,584,103
Exchange Traded Funds	551,827	–	–	551,827

TOTAL	$111,135,930	$–	$–	$111,135,930

Annual Report | September 30, 2012	53

Notes to Financial Statements
September 30, 2012

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$16,476,564	$–	$–	$16,476,564
Exchange Traded Funds	332,160	–	–	332,160

TOTAL	$16,808,724	$–	$–	$16,808,724

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$18,696,012	$–	$–	$18,696,012
Exchange Traded Funds	172,716	–	–	172,716

TOTAL	$18,868,728	$–	$–	$18,868,728

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,677,439	$–	$–	$3,677,439

TOTAL	$3,677,439	$–	$–	$3,677,439

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,179,184	$–	$–	$3,179,184

TOTAL	$3,179,184	$–	$–	$3,179,184

Transparent Value Dow Jones RBP® Directional Allocation Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$42,973,825	$–	$–	$42,973,825

TOTAL	$42,973,825	$–	$–	$42,973,825

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended September 30, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Accounting Standards Codification “(ASC”) 740-10 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely than-not” of being sustained by the applicable tax authority based on technical merits of the position. Tax benefits from tax positions not deemed to meet the more-likely-than-not threshold should not be recognized in the year of determination. Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax positions at September 30, 2012. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions they have taken or expect to take in future tax returns. The Funds have not recorded any penalties and/or interest related to uncertain tax positions.

Net unrealized appreciation(depreciation) of investments based on federal tax cost as of September 30, 2012,were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Gross appreciation on investments (excess of value over tax cost)	$2,412,405
Gross depreciation on investments (excess of tax cost over value)	(609,598)

Net unrealized appreciation	$1,802,807

Cost of investments for income tax purposes	$45,771,367

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Gross appreciation on investments (excess of value over tax cost)	$2,885,207
Gross depreciation on investments (excess of tax cost over value)	(568,031)

Net unrealized appreciation	$2,317,176

Cost of investments for income tax purposes	$59,892,548

54	www.transparentvalue.com

Notes to Financial Statements
September 30, 2012

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Gross appreciation on investments (excess of value over tax cost)	$5,098,595
Gross depreciation on investments (excess of tax cost over value)	(1,080,541)

Net unrealized appreciation	$4,018,054

Cost of investments for income tax purposes	$107,117,876

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Gross appreciation on investments (excess of value over tax cost)	$577,450
Gross depreciation on investments (excess of tax cost over value)	(429,453)

Net unrealized appreciation	$147,997

Cost of investments for income tax purposes	$16,660,727

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Gross appreciation on investments (excess of value over tax cost)	$761,240
Gross depreciation on investments (excess of tax cost over value)	(700,234)

Net unrealized appreciation	$61,006

Cost of investments for income tax purposes	$18,807,722

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Gross appreciation on investments (excess of value over tax cost)	$117,623
Gross depreciation on investments (excess of tax cost over value)	(217,202)

Net unrealized depreciation	$(99,579)

Cost of investments for income tax purposes	$3,777,018

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Gross appreciation on investments (excess of value over tax cost)	$193,981
Gross depreciation on investments (excess of tax cost over value)	(101,153)

Net unrealized appreciation	$92,828

Cost of investments for income tax purposes	$3,086,356

Transparent Value Dow Jones RBP® Directional Allocation Index Fund

Gross appreciation on investments (excess of value over tax cost)	$819,719
Gross depreciation on investments (excess of tax cost over value)	(487,792)

Net unrealized appreciation	$331,927

Cost of investments for income tax purposes	$42,641,898

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Undistributed net investment income	$565,762
Accumulated net realized gain	–
Unrealized appreciation on investments	1,802,807

Total	$2,368,569

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Undistributed net investment income	$4,060,807
Accumulated net realized gain	1,088,376
Unrealized appreciation on investments	2,317,176

Total	$7,466,359

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Undistributed net investment income	$6,376,275
Accumulated net realized gain	536,053
Unrealized appreciation on investments	4,018,054

Total	$10,930,382

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Undistributed net investment income	$791,828
Accumulated net realized gain	19,583
Unrealized appreciation on investments	147,997

Total	$959,408

Annual Report | September 30, 2012	55

Notes to Financial Statements
September 30, 2012

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Undistributed net investment income	$513,894
Accumulated net realized gain	–
Unrealized appreciation on investments	61,006

Total	$574,900

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Undistributed net investment income	$–
Accumulated net realized loss	(36,926)
Unrealized appreciation on investments	(99,579)
Other Cumulative Effect of Timing Differences	(12,048)

Total	$(148,553)

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Undistributed net investment income	$477,232
Accumulated net realized gain	34,966
Unrealized appreciation on investments	92,828

Total	$605,026

Transparent Value Dow Jones RBP® Directional Allocation Index Fund

Undistributed net investment income	$810,340
Accumulated net realized gain	–
Unrealized appreciation on investments	331,927

Total	$1,142,267

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The tax character of distributions paid for the year ending September 30, 2012 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$–	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	632,639	15,439
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	834,885	18,037
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	258,474	1,138
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	23,193	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	65,457	–
Transparent Value Dow Jones RBP® Directional Allocation Index Fund	–	–

The tax character of distributions paid for the year ending September 30, 2011 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$25,701	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	46,799	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	19,501	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2012, certain differences were reclassified as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized gain (loss) on Investments	Paid-in Capital
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$–	$–	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	$1	$(1)	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	$–	$–	$–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	$5,254	$(431)	$(4,823)
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	$5,331	$–	$(5,331)
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	$5,517	$–	$(5,517)

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Notes to Financial Statements
September 30, 2012

Fund	Undistributed Net Investment Income	Accumulated Net Realized gain (loss) on Investments	Paid-in Capital
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	$2,247	$–	$(2,247)
Transparent Value Dow Jones RBP® Directional Allocation Index Fund	$6,764	$–	$(6,764)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses.

Transparent Value Dow Jones RBP® U.S. Large Cap Growth Index Fund elects to defer to the period ending September 30, 2013, late year ordinary losses in the amount of $12,048.

Included in the amounts reclassified were net operating losses offset to paid in capital.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	2,610
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–
Transparent Value Dow Jones RBP® Directional Allocation Index Fund	–

Capital Loss Carryforwards

As of September 30, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Short-Term Capital Losses deferred to September 2013		Long-Term Capital Losses deferred to September 2013
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$–		$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	–		–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	–		–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–		–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–		–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	32,326	*	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–		–
Transparent Value Dow Jones RBP® Directional Allocation Index Fund	–		–

*	Please see Regulated Investment Company Modernization Act 2010 Discussion below.

During the year ended September 30, 2012, the following Funds utilized capital loss carryovers of:

	Short-Term	Long-Term
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$301,479	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	35,749	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	2,199	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	55,264	–
Transparent Value Dow Jones RBP® Directional Allocation Index Fund	–	–

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term.

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund elects to defer to the period ending September 30, 2013, post-October capital losses recognized during the period November 1, 2011 to September 30, 2012 in the amount of $4,600.

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2012, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report | September 30, 2012	57

Notes to Financial Statements
September 30, 2012

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Purchases	$121,603,469
Sales	106,106,269
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Purchases	$135,103,268
Sales	109,202,296
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Purchases	$305,665,029
Sales	250,141,228
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Purchases	$38,868,882
Sales	26,652,721
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Purchases	$46,874,755
Sales	32,063,060
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Purchases	$15,500,999
Sales	15,915,217
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Purchases	$6,720,693
Sales	9,296,571
Transparent Value Dow Jones RBP® Directional Allocation Index Fund
Purchases	$79,867,210
Sales	38,001,952

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). Prior to the close of business on June 30, 2012, the adviser was Guggenheim Investment Management, LLC (“GIM”). On July 1, 2012, GIM and its affiliate, Guggenheim Partners Asset Management, LLC, merged to form the Adviser. The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010 and amended on June 11, 2012 (the “Advisory Agreement”)

with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses of each Fund to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I, respectively, until January 31, 2013 (January 31, 2014 for the Transparent Value Dow Jones RBP® Directional Allocation Index Fund). If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements for a Fund, that Fund will reimburse the Adviser for all or a portion of its prior fee reductions or expense reimbursements made for the Fund during the preceding three-year period during which this agreement was in place, provided that the Fund’s expense limitation is not exceeded. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of September 30, 2012, the balances of recoupable expenses for the Funds were as follows:

	Expires 2013	Expires 2014	Expires 2015	Total
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A	$1,956	$6,493	$42,440	$50,889
Class C	NA	197	2,011	2,208
Class F-1	193,659	408,153	230,994	832,806
Class I	NA	20,950	63,612	84,562
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A	$1,991	$2,032	$36,892	$40,915
Class C	NA	129	16,232	16,361
Class F-1	197,161	399,138	238,961	835,260
Class I	NA	18,574	59,888	78,462
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A	$1,968	$23,991	$121,823	$147,782
Class C	NA	2,895	33,819	36,714
Class F-1	198,768	402,876	206,370	808,014
Class I	NA	32,873	170,379	203,252
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A	NA	$13,055	$103,280	$116,335
Class C	NA	1,321	30,657	31,978
Class F-1	NA	362	28,878	29,240
Class I	NA	119,643	54,801	174,444
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A	NA	$8,937	$152,582	$161,519
Class C	NA	1,935	14,196	16,131
Class F-1	NA	250	1,534	1,784
Class I	NA	124,253	55,668	179,921

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Notes to Financial Statements
September 30, 2012

	Expires 2013	Expires 2014	Expires 2015	Total
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A	NA	$3,549	$70,131	$73,680
Class C	NA	188	3,260	3,448
Class F-1	NA	156	193	349
Class I	NA	131,850	123,170	255,020
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A	NA	$438	$13,744	$14,182
Class C	NA	149	1,037	1,186
Class F-1	NA	149	231	380
Class I	NA	135,079	174,383	309,462
Transparent Value Dow Jones RBP® Directional Allocation Index Fund
Class A	NA	NA	$55,701	$55,701
Class C	NA	NA	6,537	6,537
Class F-1	NA	NA	34,427	34,427
Class I	NA	NA	23,052	23,052

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010 and amended on June 11, 2012 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Funds are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for their services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Funds have a $10,000,000 Line of Credit (the “Line”), which is uncommitted, with The Bank of New York Mellon. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin.

The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

Fund	Average Interest Rate	Average Outstanding Line of Credit*
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	1.739%	$909,375
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	1.742	47,250
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	1.733	1,542,692
Transparent Value Dow Jones RBP® U.S. Large-Cap Dividend Index Fund	1.743	74,833
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	1.759	1,223,500
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	1.747	579,375
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	1.744	1,351,143

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Annual Report | September 30, 2012	59

Notes to Financial Statements
September 30, 2012

Transactions of Shares were as follows:

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Aggressive Index Fund
Class A:
Beginning of period	118,380
Shares sold	1,056,129
Shares redeemed	(988,475)
Net increase in shares outstanding	67,654
Shares outstanding, end of period	186,034

Class C:
Beginning of period	4,838
Shares sold	37,673
Shares redeemed	(4,957)
Net increase in shares outstanding	32,716
Shares outstanding, end of period	37,554

Class F-1:
Beginning of period	2,572,484
Shares sold	5,441
Shares redeemed	(200,628)
Net decrease in shares outstanding	(195,187)
Shares outstanding, end of period	2,377,297

Class I:
Beginning of period	219,432
Shares sold	1,737,448
Shares redeemed	(57,005)
Net increase in shares outstanding	1,680,443
Shares outstanding, end of period	1,899,875

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Aggressive Index Fund
Class A:
Beginning of period	5,001
Shares sold	131,462
Shares issued in reinvestment of distributions to shareholders	12
Shares redeemed	(18,095)
Net increase in shares outstanding	113,379
Shares outstanding, end of period	118,380

Class C:
Beginning of period	–
Shares sold	4,838
Net increase in shares outstanding	4,838
Shares outstanding, end of period	4,838

For the Year Ended September 30, 2011
Class F-1:
Beginning of period	495,000
Shares sold	2,801,512
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(724,029)
Net increase in shares outstanding	2,077,484
Shares outstanding, end of period	2,572,484

Class I:
Beginning of period	–
Shares sold	219,432
Net increase in shares outstanding	219,432
Shares outstanding, end of period	219,432

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Defensive Index Fund
Class A:
Beginning of period	29,697
Shares sold	857,170
Shares issued in reinvestment of distributions to shareholders	2,808
Shares redeemed	(109,312)
Net increase in shares outstanding	750,666
Shares outstanding, end of period	780,363

Class C:
Beginning of period	3,510
Shares sold	564,417
Shares issued in reinvestment of distributions to shareholders	393
Shares redeemed	(23,141)
Net increase in shares outstanding	541,669
Shares outstanding, end of period	545,179

Class F-1:
Beginning of period	2,579,368
Shares sold	60,560
Shares issued in reinvestment of distributions to shareholders	1,900
Shares redeemed	(297,851)
Net decrease in shares outstanding	(235,391)
Shares outstanding, end of period	2,343,977

60	www.transparentvalue.com

Notes to Financial Statements
September 30, 2012

For the Year Ended September 30, 2012
Class I:
Beginning of period	203,487
Shares sold	1,261,048
Shares issued in reinvestment of distributions to shareholders	152
Shares redeemed	(47,202)
Net increase in shares outstanding	1,213,998
Shares outstanding, end of period	1,417,485

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Defensive Index Fund
Class A:
Beginning of period	5,001
Shares sold	24,723
Shares redeemed	(27)
Net increase in shares outstanding	24,696
Shares outstanding, end of period	29,697

Class C:
Beginning of period	–
Shares sold	3,510
Net increase in shares outstanding	3,510
Shares outstanding, end of period	3,510

Class F-1:
Beginning of period	495,000
Shares sold	2,790,299
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(705,932)
Net increase in shares outstanding	2,084,368
Shares outstanding, end of period	2,579,368

Class I:
Beginning of period	–
Shares sold	203,487
Net increase in shares outstanding	203,487
Shares outstanding, end of period	203,487

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Market Index Fund
Class A:
Beginning of period	940,449
Shares sold	1,430,427
Shares issued in reinvestment of distributions to shareholders	18,458
Shares redeemed	(454,653)
Net increase in shares outstanding	994,232
Shares outstanding, end of period	1,934,681

Class C:
Beginning of period	110,224
Shares sold	697,222
Shares issued in reinvestment of distributions to shareholders	3,021
Shares redeemed	(27,647)
Net increase in shares outstanding	672,596
Shares outstanding, end of period	782,820

Class F-1:
Beginning of period	2,541,654
Shares sold	624,474
Shares issued in reinvestment of distributions to shareholders	4,039
Shares redeemed	(466,067)
Net increase in shares outstanding	162,446
Shares outstanding, end of period	2,704,100

Class I:
Beginning of period	566,543
Shares sold	3,919,273
Shares issued in reinvestment of distributions to shareholders	7,867
Shares redeemed	(916,644)
Net increase in shares outstanding	3,010,496
Shares outstanding, end of period	3,577,039

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Market Index Fund
Class A:
Beginning of period	5,001
Shares sold	965,153
Shares redeemed	(29,705)
Net increase in shares outstanding	935,448
Shares outstanding, end of period	940,449

Annual Report | September 30, 2012	61

Notes to Financial Statements
September 30, 2012

For the Year Ended September 30, 2011
Class C:
Beginning of period	–
Shares sold	110,993
Shares redeemed	(769)
Net increase in shares outstanding	110,224
Shares outstanding, end of period	110,224

Class F-1:
Beginning of period	505,000
Shares sold	2,771,838
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(735,185)
Net increase in shares outstanding	2,036,654
Shares outstanding, end of period	2,541,654

Class I:
Beginning of period	–
Shares sold	568,226
Shares redeemed	(1,683)
Net increase in shares outstanding	566,543
Shares outstanding, end of period	566,543

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Dividend Index Fund
Class A:
Beginning of period	154,498
Shares sold	776,319
Shares issued in reinvestment of distributions to shareholders	8,353
Shares redeemed	(106,957)
Net increase in shares outstanding	677,715
Shares outstanding, end of period	832,213

Class C:
Beginning of period	6,972
Shares sold	269,107
Shares issued in reinvestment of distributions to shareholders	1,563
Shares redeemed	(850)
Net increase in shares outstanding	269,820
Shares outstanding, end of period	276,792

For the Year Ended September 30, 2012
Class F-1:
Beginning of period	10,960
Shares sold	208,007
Shares issued in reinvestment of distributions to shareholders	3,111
Shares redeemed	(19,954)
Net increase in shares outstanding	191,164
Shares outstanding, end of period	202,124

Class I:
Beginning of period	202,286
Shares sold	71,146
Shares issued in reinvestment of distributions to shareholders	304
Shares redeemed	(2,863)
Net increase in shares outstanding	68,587
Shares outstanding, end of period	270,873

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Dividend Index Fund
Class A:
Beginning of period	–
Shares sold	154,498
Net increase in shares outstanding	154,498
Shares outstanding, end of period	154,498

Class C:
Beginning of period	–
Shares sold	6,972
Net increase in shares outstanding	6,972
Shares outstanding, end of period	6,972

Class F-1:
Beginning of period	–
Shares sold	10,960
Net increase in shares outstanding	10,960
Shares outstanding, end of period	10,960

Class I:
Beginning of period	–
Shares sold	202,796
Shares redeemed	(510)
Net increase in shares outstanding	202,286
Shares outstanding, end of period	202,286

62	www.transparentvalue.com

Notes to Financial Statements
September 30, 2012

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP ® U.S.
Large-Cap Core Index Fund
Class A:
Beginning of period	89,003
Shares sold	1,689,473
Shares issued in reinvestment of distributions to shareholders	469
Shares redeemed	(422,442)

Net increase in shares outstanding	1,267,500

Shares outstanding, end of period	1,356,503

Class C:
Beginning of period	16,979
Shares sold	92,474
Shares issued in reinvestment of distributions to shareholders	28
Shares redeemed	(11,630)

Net increase in shares outstanding	80,872

Shares outstanding, end of period	97,851

Class F-1:
Beginning of period	996
Shares sold	19,588
Shares issued in reinvestment of distributions to shareholders	3
Shares redeemed	(13,064)

Net increase in shares outstanding	6,527

Shares outstanding, end of period	7,523

Class I:
Beginning of period	250,000
Shares sold	37,295
Shares redeemed	(2,236)

Net increase in shares outstanding	35,059

Shares outstanding, end of period	285,059

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP ® U.S.
Large-Cap Core Index Fund
Class A:
Beginning of period	–
Shares sold	89,003

Net increase in shares outstanding	89,003

Shares outstanding, end of period	89,003

For the Period February 10, 2011 (inception) to September 30, 2011
Class C:
Beginning of period	–
Shares sold	16,979

Net increase in shares outstanding	16,979

Shares outstanding, end of period	16,979

Class F-1:
Beginning of period	–
Shares sold	996

Net increase in shares outstanding	996

Shares outstanding, end of period	996

Class I:
Beginning of period	–
Shares sold	250,000

Net increase in shares outstanding	250,000

Shares outstanding, end of period	250,000

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP ® U.S.
Large-Cap Growth Index Fund
Class A:
Beginning of period	36,593
Shares sold	519,106
Shares redeemed	(477,666)

Net increase in shares outstanding	41,440

Shares outstanding, end of period	78,033

Class C:
Beginning of period	1,949
Shares sold	14,278
Shares redeemed	(5,023)

Net increase in shares outstanding	9,255

Shares outstanding, end of period	11,204

Class F-1:
Beginning of period	499

Shares outstanding, end of period	499

Class I:
Beginning of period	390,505
Shares sold	848
Shares redeemed	(134,813)

Net decrease in shares outstanding	(133,965)

Shares outstanding, end of period	256,540

Annual Report | September 30, 2012	63

Notes to Financial Statements
September 30, 2012

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP ® U.S.
Large-Cap Growth Index Fund
Class A:
Beginning of period	–
Shares sold	40,863
Shares redeemed	(4,270)

Net increase in shares outstanding	36,593

Shares outstanding, end of period	36,593

Class C:
Beginning of period	–
Shares sold	1,949

Net increase in shares outstanding	1,949

Shares outstanding, end of period	1,949

Class F-1:
Beginning of period	–
Shares sold	499

Net increase in shares outstanding	499

Shares outstanding, end of period	499

Class I:
Beginning of period	–
Shares sold	390,505

Net increase in shares outstanding	390,505

Shares outstanding, end of period	390,505

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP ® U.S.
Large-Cap Value Index Fund
Class A:
Beginning of period	6,507
Shares sold	62,997
Shares issued in reinvestment of distributions to shareholders	130
Shares redeemed	(29,609)

Net increase in shares outstanding	33,518

Shares outstanding, end of period	40,025

Class C:
Beginning of period	499
Shares sold	5,636

Net increase in shares outstanding	5,636

Shares outstanding, end of period	6,135

For the Year Ended September 30, 2012
Class F-1:
Beginning of period	499

Shares outstanding, end of period	499

Class I:
Beginning of period	527,300
Shares sold	1,098
Shares issued in reinvestment of distributions to shareholders	3,575
Shares redeemed	(280,876)

Net decrease in shares outstanding	(276,203)

Shares outstanding, end of period	251,097

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP ® U.S.
Large-Cap Value Index Fund
Class A:
Beginning of period	–
Shares sold	6,507

Net increase in shares outstanding	6,507

Shares outstanding, end of period	6,507

Class C:
Beginning of period	–
Shares sold	499

Net increase in shares outstanding	499

Shares outstanding, end of period	499

Class F-1:
Beginning of period	–
Shares sold	499

Net increase in shares outstanding	499

Shares outstanding, end of period	499

Class I:
Beginning of period	–
Shares sold	527,300

Net increase in shares outstanding	527,300

Shares outstanding, end of period	527,300

64	www.transparentvalue.com

Notes to Financial Statements
September 30, 2012

For the Period June 18, 2012 (inception) to September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP®
Directional Allocation Index Fund
Class A:
Beginning of period	–
Shares sold	2,524,116
Shares redeemed	(36,995)

Net increase in shares outstanding	2,487,121

Shares outstanding, end of period	2,487,121

Class C:
Beginning of period	–
Shares sold	413,480
Shares redeemed	(74)

Net increase in shares outstanding	413,406

Shares outstanding, end of period	413,406

Class F-1:
Beginning of period	–
Shares sold	961,575
Shares redeemed	(79,047)

Net increase in shares outstanding	882,528

Shares outstanding, end of period	882,528

Class I:
Beginning of period	–
Shares sold	418,304

Net increase in shares outstanding	418,304

Shares outstanding, end of period	418,304

At a Regular Meeting of the Board of Trustees held November 10, 2011, the Trustees, including all of the Independent Trustees, on behalf of the Funds, approved a proposal to eliminate the 2.00% redemption fee imposed on shares sold within 60 days of purchase effective November 10, 2011. Prior to that date shares sold within 60 days of purchase incurred a redemption fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the “Payments for shares redeemed” in the Statement of Changes in Net Assets.

The redemption fees retained by the Funds were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	Class A	Class C	Class F-1	Class I

Redemption Fees	$436	$–	$–	$–

TOTAL	$436	$–	$–	$–

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

	Class A	Class C	Class F-1	Class I

Redemption Fees	$275	$–	$38	$9

TOTAL	$275	$–	$38	$9

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

	Class A	Class C	Class F-1	Class I

Redemption Fees	$990	$–	$1,262	$–

TOTAL	$990	$–	$1,262	$–

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

	Class A	Class C	Class F-1	Class I

Redemption Fees	$1,092	$–	$93	$–

TOTAL	$1,092	$–	$93	$–

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

	Class A	Class C	Class F-1	Class I

Redemption Fees	$19	$–	$–	$–

TOTAL	$19	$–	$–	$–

There were no redemption fees collected from the other Funds during the year ended September 30, 2012.

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2012 the following entities owned beneficially 25% or greater of a share class of a Fund’s outstanding shares:

Fund	Class	Name	Percentage

Transparent Value Dow Jones RBP ® U.S. Large Cap Aggressive Index Fund	Class F-1	SG Americas Securities, LLC	98.34%

Transparent Value Dow Jones RBP ® U.S. Large Cap Aggressive Index Fund	Class I	SBC Funding LLC	80.89%

Transparent Value Dow Jones RBP ® U.S. Large Cap Aggressive Index Fund	Class A	Riverview	26.48%

Transparent Value Dow Jones RBP ® U.S. Large Cap Defensive Index Fund	Class F-1	SG Americas Securities, LLC	97.45%

Transparent Value Dow Jones RBP ® U.S. Large Cap Defensive Index Fund	Class I	SBC Funding LLC	30.43%

Annual Report | September 30, 2012	65

Notes to Financial Statements
September 30, 2012

Fund	Class	Name	Percentage
Transparent Value Dow Jones RBP® U.S. Large Cap Market Index Fund	Class F-1	SG Americas Securities, LLC	82.25%
Transparent Value Dow Jones RBP® U.S. Large Cap Market Index Fund	Class I	Charles Schwab & CO Inc	37.89%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class I	Jasper Park Funding LLC	73.84%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class F-1	NFS	47.23%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class F-1	Raymond James	42.25%
Transparent Value Dow Jones RBP® U.S. Large Cap Core Index Fund	Class I	Jasper Park Funding LLC	87.70%
Transparent Value Dow Jones RBP® U.S. Large Cap Core Index Fund	Class F-1	NFS-Lewis	30.13%
Transparent Value Dow Jones RBP® U.S. Large Cap Core Index Fund	Class F-1	NFS-Lukenbach	25.37%
Transparent Value Dow Jones RBP® U.S. Large Cap Growth Index Fund	Class F-1	Gpam Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large Cap Growth Index Fund	Class I	Jasper Park Funding LLC	97.45%
Transparent Value Dow Jones RBP® U.S. Large Cap Growth Index Fund	Class C	Hendricks	31.29%
Transparent Value Dow Jones RBP® U.S. Large Cap Value Index Fund	Class F-1	Gpam Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large Cap Value Index Fund	Class I	Jasper Park Funding LLC	99.56%
Transparent Value Dow Jones RBP® U.S. Large Cap Value Index Fund	Class C	Datorre	61.80%
Transparent Value Dow Jones RBP® Directional Allocation Fund	Class I	SBC-Funding LLC	71.36%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

11. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements other than those listed below.

12. TAX INFORMATION (UNAUDITED)

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2011 qualified dividend income (“QDI”) and as qualifying for the corporate dividends received deduction (“DRD”).

	QDI	DRD
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	83.44%	77.60%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	54.51%	50.38%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	61.16%	63.15%
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	78.15%	77.35%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	100.00%	94.02%
Transparent Value Dow Jones RBP® Directional Allocation Index Fund	–	–

In early 2012, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2011 via Form 1099. The Funds will notify shareholders in early 2013 of amounts paid to them by the Funds, if any, during the calendar year 2012.

66	www.transparentvalue.com

Report of Independent Registered Public Accounting Firm
September 30, 2012

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statements of assets and liabilities of the Transparent Value Trust, comprised of the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, and Transparent Value Dow Jones RBP® Directional Allocation Index Fund (the “Funds”), including the schedules of investments, as of September 30, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods indicated herein, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2012, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods indicated herein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

November 26, 2012

Annual Report | September 30, 2012	67

Additional Information
September 30, 2012 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDING

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. TRUSTEES AND OFFICERS OF THE TRUST

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 40 East 52nd Street, 16th Floor, New York, New York 10022. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-727-6885.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held
Interested Trustees

Farhan Sharaff* 62	Trustee Since December 2009	Senior Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Investment Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.	Director of CITIC Capital Investment Management China Access Funds.
Independent Trustees

John Masterson 52	Trustee, Chairman of the Nominating Committee Since December 2009	Retired. Director of Bogota Savings Bank since2012. Partner and Managing Director, Global Securities Department, Goldman Sachs & Co. from 2002 to 2007.	Trustee of NT Alpha Strategies Fund.

Robert J. Casale 73	Chairman of the Board of Trustees Since December 2009	Chairman and CEO, The BISYS Group from 2006 to 2007.	Director of Northeast Securities, Inc.

68	www.transparentvalue.com

Additional Information
September 30, 2012 (Unaudited)

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Dennis A. Cullen 64	Trustee, Chairman of the Audit Committee Since December 2009	Retired. Managing Partner, Chicago Asset Funding LLC 2008 to 2011. Managing Director, The Liberty Hampshire Company, LLC from 1997 to 2008.	None.

*

Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Greenly and Ms. Mills is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 40 East 52nd Street, 16th Floor, New York, NY 10022.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Armen Arus 40	President Since February 2010

Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Partners Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.

Director of Transparent Value Fund SPC, Ltd. since February of 2010. Board member of Guggenheim Transparent Value, LLC since 2009.

Ted Uhl 37	Chief Compliance Officer Since October 2010

Deputy Compliance Officer of ALPS Fund Services, Inc .(“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst At Sprint.

None.

Keith D. Kemp 51	Treasurer Since February 2010

Director of Transparent Value, LLC since 2010; Director of Guggenheim Partners Investment Management LLC since 2010; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009; Independent Asset Management Consultant from 2006 to 2007.

None.

Pete Greenly 43	Assistant Treasurer Since September 2012

Fund Controller, ALPS Fund Services, Inc. since June 2011; Manager of Valuations with Great West Life and Annuity from 2011 to 2012, Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011, Project Manager at Old Mutual Capital from 2007 - 2010, Manager of Fund Accounting and Operations With Founders Asset Management, LLC from 1994 – 2006.

None.

Rhonda Mills 46	Secretary Since February 2012

Vice President and Associate Counsel of ALPS, ALPS Advisors, Inc., ALPS Distributors, Inc. and FTAM Distributors, Inc. since 2011. Managing Member, Mills Law, LLC from 2010 to 2011. Counsel, Old Mutual Capital, Inc. from 2006 – 2009.

None.

Annual Report | September 30, 2012	69

Item 2.	Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its Audit Committee. In this regard, the Board also determined that having such a person serve on its Audit Committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the Audit Committee in the aggregate, even though no such member was individually considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees: For the registrant’s last two fiscal years ended September 30, 2012 and September 30, 2011, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $155,000 and $121,000, respectively.

(b)

Audit-Related Fees: For the registrant’s last two fiscal years ended September 30, 2012 and September 30, 2011, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees: For the registrant’s fiscal years ended September 30, 2012 and September 30, 2011, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $34,000 and $28,000, respectively. These fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees: For the registrant’s fiscal years ended September 30, 2012 and September 30, 2011, the aggregate fees billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee were $0 and $0, respectively.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures: All requests or applications for services to be provided by the principal accountant shall be submitted to the Chief Financial Officer (the “CFO”) of the registrant and must include a detailed description of the services proposed to be rendered. The registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general preapproval of the Audit Committee or (3) have been previously pre-approved in connection with the principal accountant’s annual engagement letter for the applicable year or otherwise. Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the principal accountant.

All services shall be provided by the principal accountant pursuant to an engagement letter with the registrant.

(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 7, 2012

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	December 7, 2012